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                    UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                     FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES Investment Company Act file number: 811-05127

                Advance Capital I, Inc.
---------------------------------------------------------------------------
      (Exact name of registrant as specified in charter)

                One Towne Square, Suite 444
                Southfield, MI                          48076
---------------------------------------------------------------------------
           (Address of principal executive offices)   (Zip code)

                John C. Shoemaker
                One Towne Square, Suite 444
                Southfield, MI 48076
---------------------------------------------------------------------------
           (Name and Address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company
Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory , disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ADVANCE CAPITAL I, INC.
SEMI-ANNUAL REPORT

AN INVESTMENT COMPANY WITH
FIVE FUNDS

JUNE 30, 2003

TABLE OF CONTENTS
                                           Page
A letter to our Shareholders..............   1
Financial Highlights......................   3

PORTFOLIO OF INVESTMENTS

Equity Growth Fund........................   8
Bond Fund.................................  13
Balanced Fund.............................  20
Retirement Income Fund....................  32
Cornerstone Stock Fund....................  39

Statement of Assets and Liabilities.......  41
Statement of Operations...................  42
Statement of Changes in Net Assets........  43
Notes to Financial Statements.............  46

Dear Shareholders,
     After three long years of negative stock returns, investors finally found a reprieve in the first six months of the year. In the second quarter, stocks posted their best quarterly performance since the end of 1999. In fact, the major stock indices have posted solid gains since the precipitous three-year market decline hit a low point last October. Although this rebound is only a small step in rebuilding the lost trust in the equity markets since the bursting of the technology bubble, it is a start. As stocks rebounded, most fixed income investments, particularly lower rated high yield bonds, have continued to post above average returns. Long maturing U.S.
Treasury bonds and corporate investment grade bonds benefited from a steep decline in interest rates, which pushed bond prices up considerably. The solid performance for both stocks and bonds during the first half of this year is tempered by lingering questions about the tepid pace of an economic recovery and several unresolved global issues, particularly in the Middle East and Iraq.
     Domestically, a robust economic recovery has yet to materialize. The Gross Domestic Product (GDP) grew at about a 1.8 percent annual rate during the first half of the year compared to better than 3.0 percent, on average, for past recovery periods. Although economic growth has been stagnant for some time, positive signs indicate faster growth is near. First, the Federal Reserve's commitment to rejuvenate economic growth with low interest rates is apparent. The Fed lowered short term interest rates in June by a quarter point, marking the 13th cut since January 2001. Low interest rates have enticed consumers to refinance their mortgages, consolidate debt and purchase new vehicles without interest charges. Second, Congress passed the Jobs and Growth Tax Relief Reconciliation Act of 2003 (Tax Act of 2003). Highlights are lower marginal tax rates, lower capital gains tax rate and a sharp reduction in the tax on qualified dividend income. The rationale behind the tax cuts is that with fatter take-home paychecks consumers will continue their spending spree, further bolstering economic growth. On the other hand, the murky economic climate has left many businesses unwilling to invest in capital intensive projects or hire additional personnel. As a result, growth in industrial production is below average and unemployment is the highest in nine years. Still, the majority of economists predict GDP will accelerate above 3.0 percent in the second half of the year and into 2004 as these monetary and fiscal stimulus efforts take hold. The only clouds over this sunny picture are escalating tensions around the globe combined with the swelling federal budget deficit.
     With the major combat phase of the Iraqi conflict swiftly concluded, helping to rebuild the country's infrastructure while simultaneously protecting our troops and the Iraqi people has proven to be a real challenge. Additionally, funding this endeavor will cost billions and could take years to accomplish. In other regions of the world, conflicts are on the rise.
North Korea has restarted its nuclear weapons program in hopes of forcing the United States and the West to provide them with economic aid. Addressing these foreign issues along with lower federal income tax receipts has created a huge federal budget deficit for the foreseeable future. In contrast, a few years ago the federal budget surplus was projected into the hundreds of billions when economic activity was humming.
     Through the domestic and international uncertainties, the Advance Capital I, Inc. funds have performed in-line with or better than their respective benchmarks. For the six months ended June 30, 2003, the Equity Growth Fund returned
16.45 percent, better
than the 15.78 percent return by the Lipper Mid Cap Growth Index. The Balanced Fund returned 10.46 percent, compared to the Lipper Balanced Index which returned 8.87 percent for the first six months. The Bond Fund returned 7.95 percent and the Retirement Income Fund returned 8.07 percent, compared to the Lipper BBB Bond Index which returned 7.48 percent.
The Cornerstone Stock Fund returned 10.19 percent, compared to the Lipper Large Cap Core Index which returned 10.15 percent.
     Today, faint improvements in the economy have sent interest rates up sharply since the end of June. The 30-Year U.S. Treasury bond yield has risen from about 4 percent to more than 5 percent in July. Rising durable good orders, continued robust new home sales and improved consumer confidence are partially responsible for the sharp rise in rates. Although economic growth is poised for improvement, it may take the balance of this year and much of next year to see clear signs of economic success. In anticipation, equity markets should continue to improve while fixed income securities, particularly long maturing instruments, could suffer if inflation returns along with better economic growth. Investors with long term horizons need not worry about short-term market fluctuations. History has shown that a well-diversified portfolio with a long-term focus will prevail and thrive in different market periods. Our commitment to broad diversification, intelligent investing and stringent control of costs are the cornerstones of our investing philosophy. We fully expect this approach to continue to serve our investors well over time. We thank you for your continued confidence and look forward to continuing to provide you with service and results designed to meet or exceed your long term investment objectives. If you have questions or if we may be of service, please call us. Our toll-free number is (800) 345-4783.


Sincerely,



/S/ Christopher M. Kostiz              /S/ John C. Shoemaker
    Christopher M. Kostiz                  John C. Shoemaker
    Sr. Portfolio Manager                  President


August 28, 2003

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS
----------------------------------------------
For a Share Outstanding Throughout Each Period


                                            EQUITY GROWTH FUND
                                            ------------------
                                           (Unaudited)
                                            Six months
                                            ended        Years ended December 31
                                            June 30,     --------------------------------------------
                                            2003         2002      2001      2000      1999      1998
                                            ---------    ------    ------    ------    ------    ------
Selected Per-Share Data
 Net asset value, beginning of year . . .   $17.87       $22.95    $27.13    $26.43    $20.05    $17.25
                                            ---------    -------   ------    ------    ------    ------
Loss from investment operations
 Net investment loss  . . . . . . . . . .   (0.04)       (0.14)    (0.16)    (0.23)    (0.14)    (0.10)

 Net realized and unrealized gain (loss)
  on investments  . . . . . . . . . . . .   2.98         (4.94)    (4.02)    2.14      10.01     2.90
                                            --------     ------    ------    ------    ------    ------
 Total from investment operations . . . .   2.94         (5.08)    (4.18)    1.91      9.87      2.80
                                            --------     ------    ------    ------    ------    ------
Less distributions
 Net realized gain on investments . . . .   0.00         0.00      0.00      (1.21)    (3.49)    0.00
                                            --------     ------    ------    ------    ------    ------
 Total distributions  . . . . . . . . . .   0.00         0.00      0.00      (1.21)    (3.49)    0.00
                                            --------     ------    ------    ------    ------    ------
Net asset value, end of period  . . . . .   $20.81       $17.87    $22.95    $27.13    $26.43    $20.05
                                            ========     ======    ======    ======    ======    ======

Total Return  . . . . . . . . . . . . . .   16.45%       (22.14%)  (15.41%)  7.10%     50.14%    16.23%


Ratios and Supplemental Data
 Net assets, end of period (in thousands)   $118,694     $99,120   $126,970  $136,136  $114,515  $68,061
 Ratio of expenses to average net assets    1.01%     *  1.01%     1.00%     1.01%     1.02%     1.02%
 Ratio of net investment loss to average
  net assets    . . . . . . . . . . . . .   (0.45%)   *  (0.68%)   (0.69%)   (0.76%)   (0.63%)   (0.58%)
 Portfolio turnover rate  . . . . . . . .   14.04%    *  12.03%    9.43%     18.57%    36.49%    22.34%



*Annualized

See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------
For a Share Outstanding Throughout Each Period



                                            BOND FUND
                                            ----------
                                           (Unaudited)
                                            Six months
                                            ended        Years ended December 31
                                            June 30,     ----------------------------------------------
                                            2003         2002      2001      2000      1999      1998
                                            ---------    ------    ------    ------    ------    ------
Selected Per-Share Data
 Net asset value, beginning of year . .     $9.79        $9.68     $9.52     $9.58     $10.62    $10.52
                                            ---------    ------    ------    ------    -------   ------
Income from investment operations
 Net investment income  . . . . . . . .      0.30         0.63      0.67      0.77      0.75      0.67

 Net realized and unrealized gain (loss)
  on investments  . . . . . . . . . . .      0.47         0.11      0.16      (0.06)    (1.04)    0.15
                                            ---------    ------    ------    ------    -------   ------
 Total from investment operations . . .      0.77         0.74      0.83      0.71      (0.29)    0.82
                                            ---------    ------    ------    ------    -------   ------
Less distributions
 Net investment income  . . . . . . . .     (0.30)       (0.63)    (0.67)    (0.77)    (0.75)    (0.67)

 Net realized gain on investments . . .      0.00         0.00      0.00      0.00      0.00      (0.05)
                                            ---------    ------    ------    ------    -------   ------
 Total distributions  . . . . . . . . .     (0.30)       (0.63)    (0.67)    (0.77)    (0.75)    (0.72)
                                            ---------    ------    ------    ------    -------   ------
Net asset value, end of period  . . . .     $10.26       $9.79     $9.68     $9.52     $9.58     $10.62
                                            =========    ======    ======    ======    =======   ======

Total Return  . . . . . . . . . . . . .     7.95%        7.97%     8.87%     7.09%     (3.71%)   8.12%


Ratios and Supplemental Data
 Net assets, end of period (in thousands)   $165,324     $146,003  $114,212  $68,053   $34,362   $3,746
 Ratio of expenses to average net assets    0.70%     *  0.70%     0.71%     0.70%     0.73%     0.52%
 Ratio of net investment income to average
  net assets  . . . . . . . . . . . . .     5.95%     *  6.55%     6.92%     7.55%     6.64%     6.35%
 Portfolio turnover rate  . . . . . . .     46.69%    *  24.66%    23.85%    14.88%    32.43%    11.56%





*Annualized

See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------
For a Share Outstanding Throughout Each Period




                                            BALANCED FUND
                                            -------------
                                           (Unaudited)
                                            Six months
                                            ended        Years ended December 31
                                            June 30,     ----------------------------------------------
                                            2003         2002      2001      2000      1999      1998
                                            ---------    -------   -------   -------   ------    ------
Selected Per-Share Data
 Net asset value, beginning of year . . .   $15.77       $17.38    $18.19    $17.02    $17.13    $15.69
                                            ---------    -------   -------   -------   ------    ------
Income from investment operations
 Net investment income  . . . . . . . . .   0.21         0.45      0.52      0.52      0.51      0.48

 Net realized and unrealized gain (loss)
  on investments  . . . . . . . . . . . .   1.42         (1.61)    (0.81)    1.18      0.87      1.56
                                            ---------    -------   -------   -------   ------    ------
 Total from investment operations . . . .   1.63         (1.16)    (0.29)    1.70      1.38      2.04
                                            ---------    -------   -------   -------   ------    ------
Less distributions
 Net investment income  . . . . . . . . .   (0.21)       (0.45)    (0.52)    (0.52)    (0.51)    (0.48)

 Net realized gain on investments . . . .    0.00         0.00      0.00      (0.01)    (0.98)    (0.12)
                                            ---------    -------   -------   -------   -------   ------
 Total distributions    . . . . . . . . .   (0.21)       (0.45)    (0.52)    (0.53)    (1.49)    (0.60)
                                            ---------    -------   -------   -------   -------   ------
Net asset value, end of period  . . . . .   $17.19       $15.77    $17.38    $18.19    $17.02    $17.13
                                            =========    =======   =======   =======   =======   ======

Total Return  . . . . . . . . . . . . . .   10.46%       (6.72%)   (1.58%)   10.13%    8.37%     13.15%


Ratios and Supplemental Data
 Net assets, end of period (in thousands)   $255,778     $223,769  $232,991  $207,677  $169,216  $125,883
 Ratio of expenses to average net assets    0.97%     *  0.98%     0.98%     1.00%     1.03%     1.01%
 Ratio of net investment income to average
  net assets    . . . . . . . . . . . . .   2.66%     *  2.77%     2.97%     2.97%     2.97%     2.92%
 Portfolio turnover rate  . . . . . . . .   18.16%    *  14.57%    12.23%    10.26%    23.76%    11.04%




*Annualized

See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------
For a Share Outstanding Throughout Each Period



                                            RETIREMENT INCOME FUND
                                            ----------------------
                                           (Unaudited)
                                            Six months
                                            ended        Years ended December 31
                                            June 30,     ----------------------------------------------
                                            2003         2002      2001      2000      1999      1998
                                            ----------   ------    ------    ------    ------    -------
Selected Per-Share Data
 Net asset value, beginning of year . . .   $9.73        $9.56     $9.50     $9.61     $10.56    $10.65
                                            ----------   ------    ------    ------    ------    -------
Income from investment operations
 Net investment income  . . . . . . . . .    0.30         0.64      0.68      0.71      0.71      0.73

 Net realized and unrealized gain (loss)
  on investments  . . . . . . . . . . . .    0.47         0.17      0.06      (0.11)    (0.95)    (0.08)
                                            ----------   ------    ------    ------    ------    -------
 Total from investment operations . . . .    0.77         0.81      0.74      0.60      (0.24)    0.65
                                            ----------   ------    ------    ------    ------    -------
Less distributions
 Net investment income  . . . . . . . . .   (0.30)       (0.64)    (0.68)    (0.71)    (0.71)    (0.73)

 Net realized gain on investments . . . .    0.00         0.00      0.00      0.00      0.00      (0.01)
                                            ----------   ------    ------    ------    ------    -------
 Total distributions    . . . . . . . . .   (0.30)       (0.64)    (0.68)    (0.71)    (0.71)    (0.74)
                                            ----------   ------    ------    ------    ------    -------
Net asset value, end of period  . . . . .   $10.20       $9.73     $9.56     $9.50     $9.61     $10.56
                                            ==========   ======    ======    ======    ======    =======

Total Return  . . . . . . . . . . . . . .   8.07%        8.80%     7.95%     6.59%     (2.33%)   6.33%


Ratios and Supplemental Data
 Net assets, end of period (in thousands)   $207,560     $199,851  $200,346  $203,897  $209,791  $221,221
 Ratio of expenses to average net assets    0.79%     *  0.80%     0.80%     0.79%     0.81%     0.79%
 Ratio of net investment income to average
  net assets  . . . . . . . . . . . . . .   6.12%     *  6.70%     7.06%     7.53%     7.06%     6.87%
 Portfolio turnover rate  . . . . . . . .   39.66%    *  22.83%    30.76%    19.62%    17.89%    19.52%




*Annualized

See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------
For a Share Outstanding Throughout Each Period




                                            CORNERSTONE
                                             STOCK FUND
                                            -----------
                                            (Unaudited)
                                            Six months   Years ended                             Partial Year
                                            ended        December 31                             Ended *
                                            June 30,     -----------------------------------------------------
                                            2003         2002      2001      2000      1999      Dec. 31, 1998
                                            ----------   ------    ------    ------    ------    -------------
Selected Per-Share Data
 Net asset value, beginning of period . .   $6.18        $8.70     $10.72    $13.55    $10.46    $10.00
                                            ----------   ------    ------    ------    ------    -------------
Income from investment operations
 Net investment income  . . . . . . . . .   0.02          0.03      0.01      0.02      0.01      0.00

 Net realized and unrealized gain (loss)
  on investments  . . . . . . . . . . . .   0.61         (2.52)    (2.02)    (2.83)    3.09      0.46
                                            ----------   ------    ------    ------    ------    -------------
 Total from investment operations . . . .   0.63         (2.49)    (2.01)    (2.81)    3.10      0.46
                                            ----------   ------    ------    ------    ------    -------------
Less distributions
 Net investment income. . . . . . . . . .   0.00         (0.03)    (0.01)    (0.02)    (0.01)    0.00
                                            ----------   ------    ------    ------    ------    -------------
 Total distributions  . . . . . . . . . .   0.00         (0.03)    (0.01)    (0.02)    (0.01)    0.00
                                            ----------   ------    ------    ------    ------    -------------
Net asset value, end of period  . . . . .   $6.81        $6.18     $8.70     $10.72    $13.55    $10.46
                                            ==========   ======    ======    ======    ======    =============

Total Return  . . . . . . . . . . . . . .   10.19%       (28.63%)  (18.72%)  (20.77%)  29.62%    4.60%


Ratios and Supplemental Data
 Net assets, end of period (in thousands)   $45,333      $40,803   $62,266   $62,590   $52,356   $7,316
 Ratio of expenses to average net assets    0.73%     ** 0.72%     0.72%     0.71%     0.77%     0.66%    **
 Ratio of net investment income to average
  net assets  . . . . . . . . . . . . . .   0.52%     ** 0.39%     0.16%     0.14%     0.11%     1.20%    **
 Portfolio turnover rate. . . . . . . . .   13.21%    ** 19.78%    4.01%     13.21%    7.62%     0.00%






*From December 17, 1998 (commencement of operations) to December 31, 1998. *Annualized


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
----------------------------------------------------------------------



Common Stock                                Shares      Value
---------------------------------           --------    --------------
ADVERTISING - 2.1%
 Catalina Marketing Corp.*                    13,000    $      229,450
 Harte-Hanks, Inc.                            28,050           532,950
 Lamar Advertising Co.*                       14,500           514,750
 Omnicom Group                                 9,000           645,300
 WPP Group Plc - ADR                          14,185           568,393

AEROSPACE/DEFENSE - 0.5%
 Rockwell Collins, Inc.                       22,500           554,175

AGRICULTURE - 0.3%
 Delta & Pine Land Co.                        18,000           395,640

APPAREL - 1.5%
 Coach, Inc.*                                 19,000           945,060
 Gucci Group NV - ADR                          8,000           784,000

BANKS - 3.8%
 Boston Private Fin. Holdings                 23,000           485,760
 City National Corp.                           9,000           401,040
 Community First Bankshares                   12,000           326,760
 Investors Fin. Services Corp.                25,000           725,750
 Northern Trust Corp.                         14,200           590,720
 Silicon Valley Bancshares*                   20,000           476,200
 State Street Corp.                           12,200           480,680
 Synovus Financial Corp.                      16,500           354,750
 UCBH Holdings, Inc.                          23,500           674,215

BIOTECHNOLOGY - 3.1%
 Amgen, Inc.*                                  6,000           395,640
 Genzyme Corp-Genl Division*                   7,500           313,950
 Human Genome Sciences, Inc.*                 21,800           275,770
 IDEC Pharmaceuticals Corp.*                  18,000           611,280
 Integra LifeSciences Hldgs.*                 13,000           342,550
 Invitrogen Corp.*                            13,200           506,880
 Millennium Pharmaceuticals*                  24,000           377,520
 Millipore Corp.*                             12,500           554,625
 Protein Design Labs, Inc.*                   24,000           340,800

CHEMICALS - 1.5%
 Ecolab, Inc.                                 18,000           460,800
 Sigma-Aldrich Corp.                           6,500           353,080
 Symyx Technologies*                          20,200           333,098
 Valspar Corp.                                15,800           667,076

COMMERCIAL SERVICES - 9.2%
 Apollo Group, Inc.*                          17,000         1,050,600
 Career Education Corp.*                       7,500           512,250
 ChoicePoint, Inc.*                           25,000           863,000
 Concord EFS, Inc.*                           41,000           603,520
 Corinthian Colleges, Inc.*                    9,000           434,790
 Corporate Executive Board Co.*               11,000           445,610
 DeVry, Inc.*                                 26,000           605,540
 Education Management Corp.*                   9,000           477,360
 Equifax, Inc.                                19,200           499,200
 First Health Group Corp.*                    14,000           388,080
 Hewitt Associates, Inc.*                     15,000           353,250
 Iron Mountain, Inc.*                         18,000           667,620
 ITT Educational Services, Inc*               24,000           702,000
 Manpower, Inc.                               16,000           593,440
 Moody's Corp.                                20,500         1,080,555
 Paychex, Inc.                                15,187           446,346
 Robert Half Int'l., Inc.*                    24,500           464,030
 Valassis Communications, Inc.*               12,500           321,500
 Viad Corp.                                   18,100           405,259

COMPUTERS - 4.2%
 Affiliated Computer Services*                12,000           548,760
 BISYS Group, Inc./The*                       38,000           698,060
 Cadence Design Systems, Inc.*                28,000           337,680
 Cognizant Tech. Solutions*                    5,478           133,608
 Diebold, Inc.                                 9,500           410,875
 DST Systems, Inc.*                           13,200           501,600
 Factset Research Systems, Inc.               15,000           660,750
 Lexmark International, Inc.*                  6,000           424,620
 Mercury Computer Systems Inc.*                5,000            90,800
 Network Appliance, Inc.*                     16,000           257,280
 SunGUARD Data Systems, Inc.*                 22,000           570,020
 Synopsys, Inc.*                               6,400           396,352



See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
----------------------------------------------------------------------



Common Stock                                Shares      Value
--------------------------------------      --------    --------------
COSMETICS/PERSONAL CARE - 0.3%
 Estee Lauder Cos Inc/The                     12,000    $      402,360

DISTRIBUTION/WHOLESALE - 0.4%
 CDW Corp.*                                   10,000           458,100

DIVERSIFIED FINANCIAL SERVICES - 4.8%
 Amvescap Plc - ADR                           21,250           297,075
 Capital One Financial Corp.                   5,100           250,818
 Charles Schwab Corp./The                     37,011           373,441
 Eaton Vance Corp.                            24,400           771,040
 Federated Investors, Inc.                    16,500           452,430
 Franklin Resources, Inc.                     20,300           793,121
 Janus Capital Group, Inc.                    15,000           246,000
 LaBranche & Co., Inc.                        18,000           372,420
 Legg Mason, Inc.                             11,000           714,450
 Neuberger Berman, Inc.                       10,000           399,100
 Raymond James Financial, Inc.                13,125           433,781
 Waddell & Reed Financial, Inc.               21,250           545,487

ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
 Littlefuse, Inc.*                            15,500           340,535
 Molex, Inc.                                  15,276           353,639

ELECTRONICS - 1.7%
 Applera Corp. - Applied Biosys               19,000           361,570
 Celestica, Inc. - ADR*                        4,000            63,040
 Jabil Circuit, Inc.*                         11,000           243,100
 Mettler Toledo Int'l., Inc.*                  6,000           219,900
 Symbol Technologies, Inc.                    33,664           437,969
 Technitrol, Inc.                             13,000           195,650
 Waters Corp.*                                16,000           466,080

ENTERTAINMENT - 0.5%
 International Game Technology                 6,000           613,980

FOOD - 0.4%
 Tootsie Roll Industries, Inc.                13,635           415,731

HEALTHCARE-PRODUCTS - 6.8%
 Apogent Technologies, Inc.*                  17,000           340,000
 Arthrocare Corp.*                            21,500           349,805
 Biomet, Inc.                                 30,275           868,590
 Dentsply International, Inc.                 11,500           471,040
 Guidant Corp.                                17,000           754,630
 Henry Schein, Inc.*                          10,000           525,100
 Medtronic, Inc.                               7,500           359,775
 Patterson Dental Co.*                        12,000           544,800
 Resmed, Inc.*                                10,000           392,000
 Respironics, Inc.*                           11,000           409,530
 St. Jude Medical, Inc.*                      13,000           747,500
 Stryker Corp.                                12,500           867,125
 Techne Corp.*                                12,000           364,200
 Varian Medical Systems, Inc.*                10,000           575,700
 Zimmer Holdings, Inc.*                       11,500           518,075

HEALTHCARE-SERVICES - 4.6%
 Anthem, Inc.*                                 8,450           651,917
 Coventry Health Care, Inc.*                  12,500           577,000
 DaVita, Inc.*                                15,000           401,700
 Health Management Assoc., Inc.               15,500           285,975
 Laboratory Corp. of America*                 14,400           434,160
 Lincare Holdings, Inc.*                      19,200           606,912
 Mid Atlantic Medical Services*                2,000           104,600
 Quest Diagnostics*                            9,161           584,472
 Renal Care Group, Inc.*                      13,500           475,335
 WellChoice, Inc.*                            15,400           450,912
 WellPoint Health Networks*                   11,000           927,300

HOMEBUILDERS - 0.7%
 Lennar Corp.                                 11,000           786,500

HOUSEHOLD PRODUCTS/WARES - 0.3%
 Avery Dennison Corp.                          6,700           336,340

INSURANCE - 2.6%
 AMBAC Financial Group, Inc.                  14,550           963,937
 Arthur J Gallagher & Co.                     14,000           380,800
 Brown & Brown Inc.                            1,000            32,500
 PMI Group, Inc./The                          16,000           429,440
 Radian Group, Inc.                           13,000           476,450
 Triad Guaranty, Inc.*                         9,000           341,640
 Willis Group Holdings Ltd.                   14,000           430,500



See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
----------------------------------------------------------------------



Common Stock                                Shares      Value
------------------------------------        --------    --------------
INTERNET - 4.6%
 Check Point Software - ADR*                  19,500    $      380,250
 CNET Networks, Inc.*                         13,000            77,350
 eBay, Inc.*                                   7,000           728,000
 InterActiveCorp*                             28,000         1,101,240
 Internet Security Systems*                   20,000           285,200
 Monster Worldwide, Inc.*                     21,500           424,195
 Network Associates, Inc.*                    26,500           336,020
 Symantec Corp.*                              23,100         1,014,321
 VeriSign, Inc.*                              31,000           427,490
 Yahoo, Inc.*                                 23,500           768,450

LEISURE TIME - 0.9%
 Carnival Corp.                                9,000           292,590
 Harley-Davidson, Inc.                        13,000           518,180
 Sabre Holdings Corp.                         10,500           258,825

LODGING - 0.8%
 Marriott International, Inc.                 12,000           461,040
 Station Casinos, Inc.*                       17,000           429,250

MACHINERY-DIVERSIFIED - 0.3%
 IDEX Corp.                                    9,500           344,280

MEDIA - 5.7%
 COX Radio, Inc.*                             19,000           439,090
 EchoStar Communications Corp.*               15,500           536,610
 Entercom Communications Corp.*               16,000           784,160
 Hispanic Broadcasting Corp.*                 22,200           564,990
 Meredith Corp.                               14,000           616,000
 New York Times Co.                            7,500           341,250
 Radio One, Inc. - Class A*                   34,000           608,260
 Radio One, Inc. - Class D*                   16,000           283,680
 Regent Communications, Inc.*                 47,500           291,650
 Salem Communications Corp.*                  23,000           465,290
 Scripps Co. (E.W.)                            5,000           443,600
 Spanish Broadcasting System*                 49,000           395,920
 Univision Communications, Inc*               19,200           583,680
 Westwood One, Inc.*                          13,500           458,055

MISCELLANEOUS MANUFACTURING - 2.0%
 Cuno, Inc.*                                  15,500           561,255
 Danaher Corp.                                 5,000           340,250
 Donaldson Co., Inc.                          13,000           577,850
 ITT Industries, Inc.                          6,500           425,490
 Roper Industries, Inc.                       12,500           465,000

OIL & GAS - 1.5%
 Apache Corp.                                 12,600           819,756
 Devon Energy Corp.                           11,500           614,100
 Diamond Offshore Drilling                    15,500           325,345

OIL & GAS SERVICES - 2.5%
 BJ Services Co.*                             26,000           971,360
 Cooper Cameron Corp.*                        10,400           523,952
 Smith International, Inc.*                   24,600           903,804
 Weatherford Int'l. Ltd. - ADR*               12,335           516,836

PHARMACEUTICALS - 5.1%
 Abgenix, Inc.*                                7,000            73,150
 Allergan, Inc.                                8,000           616,800
 AmerisourceBergen Corp.                       7,500           520,125
 Biovail Corp. - ADR*                         11,500           541,190
 Caremark Rx Inc.*                            19,000           487,920
 Cephalon, Inc.*                               6,900           283,245
 Express Scripts, Inc.*                        7,000           478,870
 Forest Laboratories, Inc.*                    9,000           492,750
 Gilead Sciences, Inc.*                       19,000         1,055,450
 Medimmune, Inc.*                             15,000           545,550
 Omnicare, Inc.                               17,000           574,430
 Vertex Pharmaceuticals, Inc.*                26,270           384,330

REAL ESTATE - 0.6%
 Jones Lang LaSalle, Inc.*                    26,000           410,800
 Trammell Crow Co.*                           32,200           341,642




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
----------------------------------------------------------------------



Common Stock                                Shares      Value
------------------------------------        --------    --------------
RETAIL - 9.0%
 99 Cents Only Stores*                        11,500    $      394,680
 Autozone, Inc.*                               5,000           379,850
 Bed Bath & Beyond, Inc.*                     25,000           970,500
 Cheesecake Factory/The*                      11,000           394,240
 CVS Corp.                                    13,500           378,405
 Dollar General Corp.                         36,926           674,269
 Dollar Tree Stores, Inc.*                    18,750           595,687
 Duane Reade, Inc.*                           22,500           331,875
 Family Dollar Stores                         24,000           915,600
 Kohl's Corp.*                                 6,600           339,108
 Men's Wearhouse, Inc.*                       14,225           310,816
 Ross Stores, Inc.                            24,000         1,031,040
 Ruby Tuesday, Inc.                           16,500           408,045
 Staples, Inc.*                               17,000           311,950
 Starbucks Corp.*                             31,000           761,050
 Tiffany & Co.                                25,000           817,000
 TJX Cos., Inc.                               47,000           885,480
 Williams-Sonoma, Inc.*                       29,500           861,400

SEMICONDUCTORS - 6.4%
 Altera Corp.*                                40,200           660,486
 Analog Devices, Inc.*                        17,000           591,940
 Applied Micro Circuits Corp.*                30,000           181,200
 Broadcom Corp.*                              24,000           597,840
 Intersil Corp.*                              16,000           425,760
 Kla-Tencor Corp.*                            13,600           631,856
 Lam Research Corp.*                           8,000           145,680
 Linear Technology Corp.                      20,500           663,790
 Marvell Technology Grp. - ADR*               10,000           343,500
 Maxim Integrated Products                    24,772           844,725
 Microchip Technology, Inc.                   25,057           620,161
 Microsemi Corp.*                             11,500           183,080
 National Semiconductor Corp.*                 9,500           187,340
 Novellus Systems, Inc.*                      11,000           403,150
 QLogic Corp.*                                 6,000           289,440
 Semtech Corp.*                               15,000           213,750
 Xilinx, Inc.*                                26,200           662,860

SOFTWARE - 6.6%
 Adobe Systems, Inc.                          19,000           609,330
 Barra, Inc.*                                  9,500           339,815
 BEA Systems, Inc.*                           14,500           157,905
 BMC Software, Inc.*                          18,700           305,371
 Certegy, Inc.*                               17,100           474,525
 Cognos, Inc.- ADR*                           14,000           378,560
 Electronic Arts, Inc.*                       12,000           886,800
 Fiserv, Inc.*                                12,000           427,920
 IMS Health, Inc.                             22,088           397,363
 Intuit, Inc.*                                16,600           740,360
 Mercury Interactive Corp.*                   14,000           542,640
 National Instruments Corp.*                   9,500           360,525
 NETIQ Corp.*                                 21,372           331,266
 Oracle Corp.*                                14,000           168,140
 Peoplesoft, Inc.*                            17,000           298,520
 SEI Investments Co.                          20,000           639,800
 Siebel Systems, Inc.*                        25,500           241,817
 Veritas Software Corp.*                      18,050           520,201

TELECOMMUNICATIONS - 0.4%
 JDS Uniphase Corp.*                         119,420           417,612



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
----------------------------------------------------------------------


Common Stock and                            Principal/
Repurchase Agreement                        Shares      Value
-------------------------------------       ---------   --------------
TEXTILES - 0.6%
 Cintas Corp.                                 20,000    $      708,600

TOYS/GAMES/HOBBIES - 0.4%
 Mattel, Inc.                                 27,625           522,668

TRANSPORTATION - 2.0%
 CH Robinson Worldwide, Inc.                  17,500           620,200
 Expeditors Int'l. Washington                 25,000           861,500
 UTI Worldwide, Inc.                          30,000           925,500

TOTAL COMMON STOCK - 99.3%
 (Cost $86,695,904)                                     $  117,944,751

REPURCHASE AGREEMENT - 0.7%
 Fifth Third Bank, 1.0%, 7/1/03,
 dated 6/30/03, with maturity value of
 $800,225 (Collateralized by $770,972
 Fannie Mae obligation, 7.00%,
 5/1/15, market value $824,209)            $ 800,203           800,203
                                                        --------------

TOTAL INVESTMENTS IN SECURITIES - 100.0%
 (Cost $87,496,107)                                     $  118,744,954
                                                        ==============



*Securities are non-income producing
ADR - American Depositary Receipt
Industry percentages indicated are
based on net assets of $118,693,999

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
-----------------------------------------------------------------------------------------------


                                          S & P
                                          Credit                        Principal
Fixed Income Securities                   Rating  Coupon  Maturity      Amount      Value
-----------------------------------       ------  ------  ----------   ----------  ------------
AEROSPACE / DEFENSE - 0.9%
 Goodrich Corp.                           BBB      6.800  02/01/2018   $  250,000  $    254,383
 Goodrich Corp.                           BBB      6.450  04/15/2008      500,000       541,051
 Lockheed Martin Corp.                    BBB      7.650  05/01/2016      500,000       636,273

AGRICULTURE - 0.8%
 Monsanto Co.                             A        7.375  08/15/2012    1,085,000     1,293,683

AUTO MANUFACTURERS - 1.6%
 DaimlerChrysler                          BBB+     7.750  01/18/2011    1,000,000     1,163,025
 Ford Motor Co.                           BBB      6.500  08/01/2018      500,000       459,404
 General Motors Corp.                     BBB      7.700  04/15/2016    1,000,000     1,011,171

AUTO PARTS & EQUIPMENT - 1.9%
 Dana Corp.                               BB      10.125  03/15/2010      850,000       937,125
 Meritor Automotive, Inc.                 BB+      6.800  02/15/2009    1,000,000     1,043,750
 TRW, Inc.                                BBB-     6.250  01/15/2010    1,000,000     1,102,407

BANKS - 13.7%
 ABN Amro Bank NV                         A+       7.300  12/01/2026    1,000,000     1,088,317
 Bank of America Corp.                    A        7.800  09/15/2016    1,000,000     1,300,095
 Bank of New York Co., Inc.               A        4.600  06/15/2018    1,000,000       995,321
 Bank One Corp.                           A-       7.625  10/15/2026    1,250,000     1,573,091
 Bankers Trust Corp.                      A        7.500  11/15/2015    1,000,000     1,239,162
 Barclays Bank Plc                        AA-      7.400  12/15/2009    1,000,000     1,236,032
 Capital One Financial Corp.              BB+      7.250  05/01/2006      750,000       795,713
 Chase Capital I                          A-       7.670  12/01/2026    1,000,000     1,121,801
 Citicorp                                 A+       7.250  10/15/2011    1,000,000     1,188,813
 Comerica Bank                            A-       8.375  07/15/2024      800,000       963,913
 Dresdner Bank AG                         A-       7.250  09/15/2015    1,000,000     1,147,444
 First Union Instit. Capital II           BBB+     7.850  01/01/2027    1,000,000     1,159,201
 HSBC America Capital Trust II*           A-       8.380  05/15/2027    1,000,000     1,203,094
 JP Morgan Chase & Co.                    A        6.625  03/15/2012      500,000       576,835
 Mellon Capital II                        A-       7.995  01/15/2027    1,000,000     1,208,336
 National City Corp.                      A-       6.875  05/15/2019    1,000,000     1,180,215
 Regions Financial Corp.                  A-       7.750  09/15/2024      869,000     1,095,647
 Royal Bank of Scotland Group             A        6.375  02/01/2011    1,113,000     1,289,809
 Santander Financial Issuances            A-       6.375  02/15/2011      750,000       858,223
 Swiss Bank Corp.                         AA       7.375  07/15/2015    1,000,000     1,268,808



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
-----------------------------------------------------------------------------------------------


                                          S & P
                                          Credit                        Principal
Fixed Income Securities                   Rating  Coupon  Maturity      Amount      Value
-----------------------------------       ------  ------  ----------   ----------  ------------
BEVERAGES - 0.7%
 Anheuser-Busch Cos., Inc.                A+       7.125  07/01/2017   $1,000,000  $  1,168,326

BUILDING MATERIALS - 0.9%
 Masco Corp.                              BBB+     6.625  04/15/2018    1,250,000     1,458,337

CHEMICALS - 0.9%
 Eastman Chemical Co.                     BBB      7.250  01/15/2024    1,250,000     1,424,975

COMMERCIAL SERVICES - 1.7%
 Hertz Corp.                              BBB      6.625  05/15/2008      750,000       765,978
 United Rentals, Inc.                     B+       8.800  08/15/2008    1,000,000       970,000
 Valassis Communications, Inc.            BBB-     6.625  01/15/2009    1,050,000     1,120,206

COMPUTERS - 1.9%
 Computer Sciences Corp.                  A        5.000  02/15/2013      950,000     1,003,416
 Electronic Data Systems Corp.            BBB      7.125  10/15/2009      500,000       537,500
 Sun Microsystems, Inc.                   BBB      7.650  08/15/2009      500,000       594,487
 Unisys Corp.                             BB+      6.875  03/15/2010    1,000,000     1,040,000

COSMETICS/PERSONAL CARE - 0.7%
 Kimberly-Clark Corp.                     AA       6.250  07/15/2018    1,000,000     1,199,004

DIVERSIFIED FINANCIAL SERVICES - 8.3%
 Associates Corp. of N. America           AA-      6.950  11/01/2018    1,000,000     1,227,038
 Bear Stearns Cos., Inc./The              A        4.650  07/02/2018    1,000,000       973,425
 Credit Suisse First Boston USA           A+       6.125  11/15/2011    1,000,000     1,120,234
 General Electric Capital Corp.           AAA      6.000  06/15/2012    1,000,000     1,128,768
 Goldman Sachs Group, Inc.                A+       6.600  01/15/2012    1,000,000     1,161,980
 Household Finance Corp.                  A        6.375  08/01/2010    1,000,000     1,125,100
 Janus Capital Group, Inc.                BBB+     7.000  11/01/2006    1,000,000     1,101,954
 Jefferies Group, Inc.                    BBB-     7.750  03/15/2012    1,000,000     1,167,369
 Lehman Brothers Holdings, Inc.           A        8.500  08/01/2015    1,000,000     1,308,302
 MBNA Corp.                               BBB      7.500  03/15/2012    1,000,000     1,185,319
 Merrill Lynch & Co., Inc.                A+       6.875  11/15/2018    1,000,000     1,221,884
 Morgan Stanley Group, Inc.               A+       7.250  10/15/2023    1,000,000     1,045,036



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
-----------------------------------------------------------------------------------------------


                                          S & P
                                          Credit                        Principal
Fixed Income Securities                   Rating  Coupon  Maturity      Amount      Value
----------------------------------        ------  ------  ----------   ----------  ------------
ELECTRIC - 6.8%
 Commonwealth Edison Co.                  BBB+     6.950  07/15/2018   $1,000,000  $  1,218,214
 Constellation Energy Group, Inc.         BBB+     7.600  04/01/2032    1,000,000     1,202,041
 Dominion Resources, Inc.                 BBB+     6.300  03/15/2033    1,000,000     1,056,067
 Duke Energy Corp.                        BBB+     7.375  03/01/2010      750,000       880,867
 Duquesne Light Co.                       BBB+     7.550  06/15/2025      750,000       777,687
 Florida Power Corp.                      BBB+     7.000  12/01/2023      500,000       525,013
 Hydro Quebec                             AAA      8.400  01/15/2022      300,000       421,076
 Jersey Central Power & Light             BBB+     6.750  11/01/2025      500,000       510,128
 Monongahela Power Co.                    BB-      8.375  07/01/2022      500,000       498,125
 Oklahoma Gas & Electric                  BBB+     7.300  10/15/2025      850,000       931,918
 Potomac Edison Co.                       BB-      7.750  02/01/2023       95,000        92,031
 Potomac Electric Power                   A-       7.375  09/15/2025      500,000       548,212
 Public Service Electric & Gas            A-       7.000  09/01/2024    1,000,000     1,035,018
 Reliant Energy HL&P                      BBB      9.150  03/15/2021      500,000       678,967
 TXU US Holdings Co.                      BBB      7.875  03/01/2023      750,000       784,337

ELECTRONICS - 0.9%
 Flextronics International Ltd.           BB-      9.875  07/01/2010      800,000       876,000
 Koninklijke Philips Electronic           A-       7.250  08/15/2013      500,000       578,527

ENVIRONMENTAL CONTROL - 0.6%
 Allied Waste North America               B+      10.000  08/01/2009    1,000,000     1,062,500

FOOD - 1.6%
 Archer-Daniels-Midland Co.               A+       7.125  03/01/2013    1,000,000     1,216,030
 Land O' Lakes, Inc.                      B+       8.750  11/15/2011      500,000       400,000
 Winn-Dixie Stores, Inc.                  BB+      8.875  04/01/2008    1,000,000     1,060,000

FOREST PRODUCTS & PAPER - 1.1%
 Tembec Industries Inc.                   BB       8.500  02/01/2011      750,000       742,500
 Weyerhaeuser Co.                         BBB      6.950  08/01/2017      955,000     1,086,030

HEALTHCARE-SERVICES - 0.5%
 Radiologix, Inc.                         B       10.500  12/15/2008      900,000       855,000



See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
-----------------------------------------------------------------------------------------------


                                          S & P
                                          Credit                        Principal
Fixed Income Securities                   Rating  Coupon  Maturity      Amount      Value
-----------------------------------       ------  ------  ---------    ----------  ------------
HOME BUILDERS - 3.0%
 Beazer Homes USA, Inc.                   BB       8.375  04/15/2012   $  500,000  $    553,750
 DR Horton, Inc.                          BB       8.000  02/01/2009      750,000       834,375
 K Hovnanian Enterprises, Inc.            B+       8.875  04/01/2012    1,000,000     1,092,500
 KB Home                                  BB-      9.500  02/15/2011      750,000       848,437
 Standard-Pacific Corp.                   BB       8.500  06/15/2007      750,000       770,625
 Toll Corp.                               BB+      8.125  02/01/2009      750,000       797,813

INSURANCE - 7.0%
 Allstate Corp./The                       A+       7.500  06/15/2013    1,000,000     1,239,080
 American General Corp.                   AAA      7.500  07/15/2025    1,000,000     1,246,085
 Cigna Corp.                              BBB+     7.875  05/15/2027    1,000,000     1,197,397
 CNA Financial Corp.                      BBB-     6.950  01/15/2018      250,000       236,067
 Leucadia National Corp.*                 BBB-     7.000  08/15/2013    1,000,000     1,007,500
 Lincoln National Corp.                   A-       7.000  03/15/2018      891,000     1,093,986
 Lion Connecticut Holdings, Inc           A+       7.250  08/15/2023    1,000,000     1,161,584
 Loews Corp.                              A        8.875  04/15/2011    1,000,000     1,239,366
 MBIA, Inc.                               AA       9.375  02/15/2011      750,000       973,150
 Transamerica Capital II*                 A-       7.650  12/01/2026    1,000,000     1,010,036
 Travelers Property Casualty              A-       7.750  04/15/2026    1,000,000     1,240,270

IRON/STEEL - 0.5%
 AK Steel Corp.                           BB-      7.875  02/15/2009    1,025,000       871,250

LEISURE TIME - 0.7%
 Royal Carribean Cruises Ltd.             BB+      8.250  04/01/2005    1,100,000     1,144,000

LODGING - 4.2%
 Aztar Corp.                              B+       9.000  08/15/2011    1,000,000     1,082,500
 Boyd Gaming Corp.                        B+       7.750  12/15/2012    1,010,000     1,071,862
 HMH Properties, Inc.                     B+       8.450  12/01/2008      750,000       774,375
 ITT Corp.                                BB+      6.750  11/15/2005      750,000       782,817
 Mandalay Resort Group                    BB+      6.450  02/01/2006      500,000       517,500
 Mandalay Resort Group                    BB-     10.250  08/01/2007      500,000       565,000
 Mirage Resorts, Inc.                     BBB-     6.750  08/01/2007    1,000,000     1,065,000
 Park Place Entertainment Corp.           BB+      7.875  12/15/2005      525,000       559,781
 Park Place Entertainment Corp.           BB+      9.375  02/15/2007      500,000       553,750




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
-----------------------------------------------------------------------------------------------


                                          S & P
                                          Credit                        Principal
Fixed Income Securities                   Rating  Coupon  Maturity      Amount      Value
------------------------------------      ------  ------  ----------   ----------  ------------
MACHINERY-DIVERSIFIED - 1.4%
 Deere & Co.                              A-       8.950  06/15/2019   $1,000,000  $  1,272,654
 Teekay Shipping Corp.                    BB-      8.875  07/15/2011    1,000,000     1,096,250

MEDIA - 4.7%
 ABC, Inc.                                BBB+     8.750  08/15/2021    1,242,000     1,580,295
 AMFM, Inc.                               BBB-     8.000  11/01/2008      500,000       581,250
 CSC Holdings Inc.                        BB-      7.625  04/01/2011    1,000,000     1,010,000
 Knight-Ridder, Inc.                      A        9.875  04/15/2009       50,000        67,539
 News America Holdings                    BBB-     8.000  10/17/2016    1,000,000     1,275,061
 Paramount Communications, Inc.           A-       7.500  07/15/2023    1,000,000     1,035,037
 Rogers Cablesystems Ltd.                 BBB-    10.000  03/15/2005      340,000       368,900
 Rogers Communications, Inc.              BB-      8.875  07/15/2007      750,000       772,500
 Time Warner, Inc.                        BBB+     7.250  10/15/2017    1,000,000     1,157,426

MINING - 0.7%
 Alcoa, Inc.                              A-       6.500  06/15/2018    1,000,000     1,178,678

MISCELLANEOUS MANUFACTURING - 1.0%
 Eaton Corp.                              A-       8.100  08/15/2022      500,000       630,407
 Norsk Hydro ASA                          A        9.000  04/15/2012      750,000       990,630

OIL & GAS - 6.7%
 Burlington Resources, Inc.               BBB+     8.200  03/15/2025      750,000       973,832
 ConocoPhillips                           A-       7.125  03/15/2028    1,000,000     1,109,696
 Forest Oil Corp.                         BB       8.000  06/15/2008      750,000       802,500
 Frontier Oil Corp.*                      B        8.000  04/15/2013      250,000       261,250
 Husky Oil Co.                            BBB      7.550  11/15/2016      625,000       783,868
 Kerr-McGee Corp.                         BBB      7.000  11/01/2011      700,000       704,204
 Louisiana Land & Exploration             BBB+     7.650  12/01/2023      750,000       887,555
 Magnum Hunter Resources, Inc.            B+      10.000  06/01/2007      194,000       200,790
 Noble Drilling Corp.                     A-       7.500  03/15/2019    1,000,000     1,186,685
 Parker Drilling Co.                      B+      10.125  11/15/2009      850,000       918,000
 Pride International, Inc.                BB       9.375  05/01/2007      750,000       774,375
 Tesoro Petroleum Corp.                   B        9.000  07/01/2008      500,000       452,500
 Union Pacific Resources Group            BBB+     7.150  05/15/2028    1,000,000     1,188,401
 USX Corp.                                BBB+     9.375  05/15/2022      625,000       844,044




See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
-----------------------------------------------------------------------------------------------


                                          S & P
                                          Credit                        Principal
Fixed Income Securities                   Rating  Coupon  Maturity      Amount      Value
----------------------------------        ------  ------  ----------   ----------  ------------
PIPELINES - 0.3%
 Columbia Energy Group                    BBB      7.320  11/28/2010   $  500,000  $    555,957

RETAIL - 3.0%
 May Department Stores Co./The            BBB+     8.300  07/15/2026    1,000,000     1,151,920
 McDonald's Corp.                         A-       7.310  09/15/2027    1,000,000     1,077,459
 Michaels Stores, Inc.                    BB       9.250  07/01/2009      800,000       896,000
 Toys R US, Inc.                          BBB-     7.875  04/15/2013    1,000,000     1,075,715
 Zale Corp.                               BBB-     8.500  10/01/2007      750,000       781,875

SAVINGS & LOANS - 0.8%
 Washington Mutual, Inc.                  BBB      8.250  04/01/2010    1,000,000     1,259,499

SEMICONDUCTORS - 1.2%
 Applied Materials, Inc.                  A-       7.125  10/15/2017    1,000,000     1,211,533
 Fairchild Semiconductor Int'l.           B       10.375  10/01/2007      750,000       788,910

SOFTWARE - 0.3%
 Computer Assoc. Int'l., Inc.             BBB+     6.500  04/15/2008      500,000       560,000

TELECOMMUNICATIONS - 6.4%
 Bell Canada                              A        9.500  10/15/2010    1,000,000     1,290,883
 Bellsouth Capital Funding                A+       7.875  02/15/2030    1,000,000     1,304,833
 COX Communications, Inc.                 BBB      6.400  08/01/2008      700,000       793,171
 Deutsche Telekom International           BBB+     8.500  06/15/2010      750,000       921,284
 GCI, Inc.                                B+       9.750  08/01/2007    1,000,000     1,017,500
 GTE Corp.                                A+       6.840  04/15/2018    1,000,000     1,181,319
 Motorola, Inc.                           BBB      7.625  11/15/2010      500,000       587,500
 New York Telephone Co.                   A+       7.250  02/15/2024      500,000       525,249
 Rogers Cantel, Inc.                      BB-      8.800  10/01/2007      500,000       510,625
 Southwestern Bell Telephone              A+       6.625  09/01/2024    1,000,000     1,028,534
 Sprint Corp-FON Group                    BBB-     9.250  04/15/2022    1,000,000     1,230,546

TRANSPORTATION - 1.8%
 Burlington Northern, Inc.                BBB+     8.750  02/25/2022      500,000       665,279
 FedEx Corp.                              BBB+     8.760  05/22/2015      750,000       881,888
 Offshore Logistics, Inc.                 BB+      7.875  01/15/2008      800,000       801,000
 Stagecoach Group Plc                     BBB-     8.625  11/15/2009      500,000       559,375




See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
-----------------------------------------------------------------------------------------------


                                          S & P
Fixed Income Securities and               Credit                        Principal
Repurchase Agreement                      Rating  Coupon  Maturity      Amount      Value
-----------------------------------       ------  ------  ----------   ----------  ------------
TRUCKING & LEASING - 0.4%
 Interpool, Inc.                          BB+      7.350  08/01/2007   $  750,000  $    740,625

U.S. GOVERNMENT - 0.6%
 U.S. Treasury Bond                                4.000  11/15/2012    1,000,000     1,037,188

U.S. GOVERNMENT AGENCIES- 7.7%
 Fannie Mae                               AAA      5.400  05/14/2018    1,500,000     1,528,594
 Federal Home Loan Bank System            AAA      6.000  09/11/2017    1,000,000     1,007,813
 Federal Home Loan Bank System            AAA      6.000  11/06/2017    2,000,000     2,027,500
 Federal Home Loan Bank System            AAA      5.730  02/20/2018    2,000,000     2,041,875
 Federal Home Loan Bank System            AAA      5.500  04/03/2018    1,000,000     1,000,313
 Federal Home Loan Bank System            AAA      5.400  05/21/2018    1,000,000     1,018,125
 Federal Home Loan Bank System            AAA      5.000  05/25/2018    1,000,000       998,437
 Federal Home Loan Bank System            AAA      5.080  07/16/2018    1,000,000     1,003,438
 Freddie Mac                              AAA      5.000  03/27/2018    2,000,000     2,033,454
                                                                                    -----------
TOTAL FIXED-INCOME SECURITIES - 97.9%
 (Cost $149,333,547)                                                                161,746,467

REPURCHASE AGREEMENT - 1.4%
 Fifth Third Bank, 1.0%, 7/1/03,
 dated 6/30/03, with maturity value of
 $2,364,620 (Collateralized by $2,325,180
 Fannie Mae obligation, 6.5%,
 6/1/31, market value $2,435,491)                                       2,364,554     2,364,554
                                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES - 99.3%
 (Cost $151,698,101)                                                               $164,111,021
                                                                                   ============


* Security exempt from registration under Rule
144A of the Securities Act of 1933
Industry percentages indicated are based on net assets of $165,323,886

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
---------------------------------------------------------------



Common Stock                           Shares    Value
-------------------------------        --------  --------------
ADVERTISING - 0.7%
 Catalina Marketing Corp.*                6,500  $      114,725
 Harte-Hanks, Inc.                       13,000         247,000
 Lamar Advertising Co.*                   7,200         255,600
 Omnicom Group                           11,000         788,700
 WPP Group Plc - ADR                      7,089         284,056

AEROSPACE / DEFENSE - 0.8%
 Boeing Co./The                          16,640         571,085
 General Dynamics Corp.                   5,700         413,250
 Lockheed Martin Corp.                    8,000         380,560
 Rockwell Collins, Inc.                  10,200         251,226
 United Technologies Corp.                5,900         417,897

AGRICULTURE - 0.9%
 Altria Group, Inc.                      36,900       1,676,736
 Delta & Pine Land Co.                    8,500         186,830
 UST, Inc.                               14,500         507,935

AIRLINES - 0.1%
 Southwest Airlines Co.                  21,000         361,200

APPAREL - 0.3%
 Coach, Inc.*                             8,000         397,920
 Gucci Group NV - ADR                     2,800         274,400

BANKS - 4.6%
 Bank of America Corp.                   23,813       1,881,941
 Bank of New York Co., Inc./The          40,800       1,173,000
 Bank One Corp.                           7,000         260,260
 BB&T Corp.                               7,000         240,100
 Boston Private Fin. Holdings            11,000         232,320
 City National Corp.                      4,100         182,696
 Community First Bankshares               8,500         231,455
 Fifth Third Bancorp                     10,000         574,200
 First Tennessee National Corp.           6,000         263,460
 FleetBoston Financial Corp.             18,516         550,110
 Investors Fin. Services Corp.           13,000         377,390
 M&T Bank Corp.                           4,000         336,880
 Mellon Financial Corp.                  29,800         826,950
 Mercantile Bankshares Corp.              7,000         275,450
 Northern Trust Corp.                     7,400         307,840
 Silicon Valley Bancshares*               9,500         226,195
 State Street Corp.                       6,300         248,220
 SunTrust Banks, Inc.                     4,000         237,360
 Synovus Financial Corp.                  7,500         161,250
 UCBH Holdings, Inc.                     10,500         301,245
 US Bancorp                              30,228         740,586
 Wells Fargo & Co.                       35,930       1,810,872
 Wilmington Trust Corp.                   8,500         249,475

BEVERAGES - 1.3%
 Anheuser-Busch Cos., Inc.                9,500         484,975
 Brown-Forman Corp.                       4,000         314,480
 Coca-Cola Co./The                       25,500       1,183,455
 Diageo Plc - ADR                         6,800         297,568
 PepsiCo, Inc.                           21,100         938,950

BIOTECHNOLOGY - 0.7%
 Amgen, Inc.*                             4,272         281,696
 Genzyme Corp-Genl Division*              4,000         167,440
 Human Genome Sciences, Inc.*            10,300         130,295
 IDEC Pharmaceuticals Corp.*              8,500         288,660
 Integra LifeSciences Hldgs.*             5,500         144,925
 Invitrogen Corp.*                        6,000         230,400
 Millennium Pharmaceuticals*             11,000         173,030
 Millipore Corp.*                         6,000         266,220
 Protein Design Labs, Inc.*              11,000         156,200

CHEMICALS - 1.4%
 Dow Chemical Co./The                    22,983         711,554
 Du Pont El de Nemours & Co.             13,000         541,320
 Ecolab, Inc.                            15,600         399,360
 Engelhard Corp.                         10,000         247,700
 Ferro Corp.                             13,500         304,155
 Praxair, Inc.                            5,500         330,550
 Rohm & Haas Co.                         10,000         310,300
 Sherwin-Williams Co./The                 9,000         241,920
 Sigma-Aldrich Corp.                      3,500         190,120
 Symyx Technologies*                      5,800          95,642
 Valspar Corp.                            6,600         278,652


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
---------------------------------------------------------------



Common Stock                           Shares    Value
----------------------------------     --------  --------------
COMMERCIAL SERVICES - 2.2%
 Apollo Group, Inc.*                      8,500  $      525,300
 Career Education Corp.*                  3,500         239,050
 ChoicePoint, Inc.*                      11,166         385,450
 Concord EFS, Inc.*                      18,500         272,320
 Corinthian Colleges, Inc.*               4,500         217,395
 Corporate Executive Board Co.*           5,000         202,550
 DeVry, Inc.*                            12,200         284,138
 Education Management Corp.*              4,500         238,680
 Equifax, Inc.                            9,000         234,000
 First Health Group Corp.*                6,500         180,180
 Hewitt Associates, Inc.*                 7,000         164,850
 Iron Mountain, Inc.*                     8,250         305,993
 ITT Educational Services, Inc*          12,400         362,700
 Manpower, Inc.                           7,500         278,175
 McKesson Corp.                           9,500         339,530
 Moody's Corp.                           10,700         563,997
 Paychex, Inc.                            7,593         223,158
 Robert Half Int'l., Inc.*               11,500         217,810
 Valassis Communications, Inc.*           6,400         164,608
 Viad Corp.                               8,400         188,076

COMPUTERS - 1.6%
 Affiliated Computer Services*            6,000         274,380
 BISYS Group, Inc./The*                  16,000         293,920
 Cadence Design Systems, Inc.*           10,700         129,042
 Cognizant Tech. Solutions*               2,484          60,585
 Dell Computer Corp.*                     8,500         270,640
 Diebold, Inc.                            4,400         190,300
 DST Systems, Inc.*                       6,000         228,000
 Factset Research Systems, Inc.           7,500         330,375
 IBM Corp.                               17,500       1,443,750
 Lexmark International, Inc.*             3,000         212,310
 Network Appliance, Inc.*                 7,100         114,168
 SunGUARD Data Systems, Inc.*            10,000         259,100
 Synopsys, Inc.*                          3,000         185,790

COSMETICS/PERSONAL CARE - 1.3%
 Avon Products, Inc.                      9,000         559,800
 Colgate-Palmolive Co.                    5,500         318,725
 Estee Lauder Cos Inc/The                 5,500         184,415
 Gillette Co./The                        14,000         446,040
 Kimberly-Clark Corp.                    14,000         729,960
 Procter & Gamble Co.                    12,400       1,105,832

DISTRIBUTION/WHOLESALE - 0.1%
 CDW Corp.*                               4,500         206,145

DIVERSIFIED FINANCIAL SERVICES - 3.6%
 AG Edwards, Inc.                         7,000         239,400
 American Express Co.                    15,000         627,150
 Amvescap Plc - ADR                       9,750         136,305
 Capital One Financial Corp.              2,500         122,950
 Charles Schwab Corp./The                17,837         179,975
 Citigroup, Inc.                         57,044       2,441,483
 Eaton Vance Corp.                       11,000         347,600
 Federated Investors, Inc.               11,500         315,330
 Franklin Resources, Inc.                 9,400         367,258
 Goldman Sachs Group, Inc.                7,200         603,000
 Janus Capital Group, Inc.                9,000         147,600
 JP Morgan Chase & Co.                   30,070       1,027,793
 LaBranche & Co., Inc.                    8,600         177,934
 Legg Mason, Inc.                         5,600         363,720
 Merrill Lynch & Co., Inc.               11,800         550,824
 Morgan Stanley                          13,000         555,750
 Neuberger Berman, Inc.                   4,500         179,595
 Raymond James Financial, Inc.            6,000         198,300
 SLM Corp.                                9,000         352,530
 Waddell & Reed Financial, Inc.          10,000         256,700





See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
---------------------------------------------------------------



Common Stock                           Shares    Value
---------------------------------      --------  --------------
ELECTRIC - 1.4%
 Consolidated Edison, Inc.                8,400  $      363,552
 Dominion Resources, Inc.                 6,000         385,620
 Duke Energy Corp.                       15,000         299,250
 Entergy Corp.                            7,000         369,460
 Exelon Corp.                            10,625         635,481
 FirstEnergy Corp.                        6,888         264,844
 FPL Group, Inc.                          4,000         267,400
 Hawaiian Electric Industries             7,100         325,535
 Progress Energy, Inc.                    7,000         307,300
 Southern Co./The                        14,000         436,240

ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
 Belden, Inc.                            17,000         270,130
 Emerson Electric Co.                    13,500         689,850
 Littlefuse, Inc.*                        7,500         164,775
 Molex, Inc.                              7,160         165,754

ELECTRONICS - 0.4%
 Applera Corp. - Applied Biosys           5,000          95,150
 AVX Corp.                               19,500         214,305
 Celestica, Inc. - ADR*                   2,000          31,520
 Jabil Circuit, Inc.*                     4,500          99,450
 Mettler Toledo Int'l., Inc.*             3,000         109,950
 Symbol Technologies, Inc.               15,187         197,583
 Technitrol, Inc.*                        7,500         112,875
 Waters Corp.*                            7,000         203,910

ENTERTAINMENT - 0.1%
 International Game Technology            2,500         255,825

ENVIRONMENTAL CONTROL - 0.1%
 Waste Management, Inc.                  14,000         337,260

FOOD - 0.8%
 General Mills, Inc.                     14,800         701,668
 Hershey Foods Corp.                      5,800         404,028
 Kellogg Co.                              7,000         240,590
 Tootsie Roll Industries, Inc.            8,014         244,347
 WM Wrigley Jr Co.                        6,000         337,380

FOREST PRODUCTS & PAPER - 0.3%
 International Paper Co.                 13,000         464,490
 Weyerhaeuser Co.                         6,400         345,600

HEALTHCARE-PRODUCTS - 2.0%
 Apogent Technologies, Inc.*              7,000         140,000
 Arthrocare Corp.*                        9,800         159,446
 Baxter International, Inc.              15,500         403,000
 Biomet, Inc.                            13,250         380,142
 Dentsply International, Inc.             5,500         225,280
 Guidant Corp.                            7,500         332,925
 Henry Schein, Inc.*                      5,500         288,805
 Hillenbrand Industries, Inc.             5,500         277,475
 Johnson & Johnson                       13,000         672,100
 Medtronic, Inc.                          2,500         119,925
 Patterson Dental Co.*                    6,000         272,400
 Resmed, Inc.*                            4,600         180,320
 Respironics, Inc.*                       5,000         186,150
 St. Jude Medical, Inc.*                  6,000         345,000
 Stryker Corp.                            6,200         430,094
 Techne Corp.*                            6,000         182,100
 Varian Medical Systems, Inc.*            4,500         259,065
 Zimmer Holdings, Inc.*                   6,000         270,300




See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
---------------------------------------------------------------



Common Stock                           Shares    Value
-----------------------------------    --------  --------------
HEALTHCARE-SERVICES - 1.0%
 Anthem, Inc.*                            4,300  $      331,745
 Coventry Health Care, Inc.*              6,000         276,960
 DaVita, Inc.*                            7,000         187,460
 Health Management Assoc., Inc.           7,200         132,840
 Laboratory Corp. of America*             6,800         205,020
 Lincare Holdings, Inc.*                  9,000         284,490
 Quest Diagnostics*                       4,094         261,197
 Renal Care Group, Inc.*                  6,500         228,865
 WellChoice, Inc.*                        7,400         216,672
 WellPoint Health Networks*               5,100         429,930

HOME BUILDERS - 0.1%
 Lennar Corp.                             4,500         321,750

HOUSEHOLD PRODUCTS/WARES - 0.2%
 Avery Dennison Corp.                     3,700         185,740
 Clorox Co.                               5,500         234,575

INSURANCE - 2.8%
 Aflac, Inc.                             15,600         479,700
 AMBAC Financial Group, Inc.              7,300         483,625
 American International Group            28,580       1,577,044
 Arthur J Gallagher & Co.                 6,500         176,800
 Cincinnati Financial Corp.               7,000         259,280
 Hartford Financial Svcs. Grp.            4,000         201,440
 Marsh & McLennan Cos., Inc.             25,200       1,286,964
 MBIA, Inc.                              10,750         524,063
 MGIC Investment Corp.                    6,800         317,152
 PMI Group, Inc./The                      7,500         201,300
 Progressive Corp./The                    6,000         438,600
 Protective Life Corp.                   11,500         307,625
 Radian Group, Inc.                       8,400         307,860
 Travelers Property Casualty CL B         2,000          31,540
 Triad Guaranty, Inc.*                    5,000         189,800
 Willis Group Holdings Ltd.               7,000         215,250

INTERNET - 1.0%
 Check Point Software - ADR*              9,000         175,500
 CNET Networks, Inc.*                     4,500          26,775
 eBay, Inc.*                              3,400         353,600
 InterActiveCorp*                        13,000         511,290
 Internet Security Systems*               9,400         134,044
 Monster Worldwide, Inc.*                10,500         207,165
 Network Associates, Inc.*               12,500         158,500
 Symantec Corp.*                         10,500         461,055
 VeriSign, Inc.*                         14,500         199,955
 Yahoo, Inc.*                            11,000         359,700

IRON/STEEL - 0.1%
 Nucor Corp.                              6,800         332,180

LEISURE TIME - 0.4%
 Brunswick Corp.*                        16,000         400,320
 Carnival Corp.                           4,000         130,040
 Harley-Davidson, Inc.                    6,500         259,090
 Sabre Holdings Corp.                     5,000         123,250

LODGING - 0.2%
 Marriott International, Inc.             6,000         230,520
 Station Casinos, Inc.*                   8,000         202,000

MACHINERY-CONSTRUCTION & MINING - 0.1%
 Caterpillar, Inc.                        3,600         200,376

MACHINERY-DIVERSIFIED - 0.2%
 Dover Corp.                             13,700         410,452
 IDEX Corp.                               5,000         181,200

MEDIA - 3.2%
 AOL Time Warner, Inc.*                  57,300         921,957
 Clear Channel Communications*           18,968         804,054
 COX Radio, Inc.*                         9,000         207,990
 Dow Jones & Co., Inc.                   10,000         430,300
 EchoStar Communications Corp.*           7,500         259,650
 Entercom Communications Corp.*           7,300         357,773
 Gannett Co., Inc.                        5,800         445,498
 Hispanic Broadcasting Corp.*            10,700         272,315
 McGraw-Hill Cos., Inc./The              14,000         868,000
 Meredith Corp.                           6,700         294,800
 New York Times Co.                       3,900         177,450



See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
---------------------------------------------------------------



Common Stock                           Shares    Value
---------------------------------      --------  --------------
MEDIA - 3.2% (Continued)
 Radio One, Inc. - Class A*               3,300  $       59,037
 Radio One, Inc. - Class D*              18,100         320,913
 Regent Communications, Inc.*            20,500         125,870
 Salem Communications Corp.*             11,000         222,530
 Scripps Co. (E.W.)                       2,500         221,800
 Spanish Broadcasting System*            23,000         185,840
 Univision Communications, Inc*           9,100         276,640
 Viacom, Inc.*                           16,994         741,958
 Walt Disney Co.                         39,000         770,250
 Westwood One, Inc.*                      6,400         217,152

METAL FABRICATING/HARDWARE - 0.1%
 Kaydon Corp.                             8,500         176,800

MINING - 0.3%
 Alcoa, Inc.                             32,000         816,000

MISCELLANEOUS MANUFACTURING - 2.5%
 3M Co.                                   7,000         902,860
 Actuant Corp.*                           6,000         283,920
 Cuno, Inc.*                              7,000         253,470
 Danaher Corp.                            3,000         204,150
 Donaldson Co., Inc.                      6,000         266,700
 General Electric Co.                   106,000       3,040,080
 Honeywell International, Inc.           15,500         416,175
 Illinois Tool Works, Inc.                8,500         559,725
 ITT Industries, Inc.                     3,000         196,380
 Roper Industries, Inc.                   6,000         223,200

OFFICE FURNISHINGS - 0.1%
 HON Industries, Inc.                    10,300         314,150

OFFICE/BUSINESS EQUIPMENT - 0.2%
 Pitney Bowes, Inc.                      13,000         499,330

OIL & GAS - 3.1%
 Apache Corp.                             7,056         459,063
 BP Plc - ADR                            28,492       1,197,234
 Chevron Texaco Corp.                    25,771       1,860,666
 Devon Energy Corp.                       5,500         293,700
 Diamond Offshore Drilling                5,500         115,445
 Exxon Mobil Corp.                       81,102       2,912,373
 Royal Dutch Petroleum Co.- ADR          21,100         983,682

OIL & GAS SERVICES - 1.2%
 Baker Hughes, Inc.                      22,000         738,540
 BJ Services Co.*                        11,300         422,168
 Cooper Cameron Corp.*                    4,400         221,672
 Schlumberger Ltd.                       20,180         959,963
 Smith International, Inc.*              11,600         426,184
 Weatherford Int'l. Ltd. - ADR*           5,300         222,070

PACKAGING & CONTAINERS - 0.2%
 Packaging Corp. of America*             13,000         239,590
 Sealed Air Corp.*                        6,500         309,790

PHARMACEUTICALS - 5.2%
 Abbott Laboratories                     18,375         804,090
 Abgenix, Inc.*                           2,500          26,125
 Allergan, Inc.                           3,400         262,140
 AmerisourceBergen Corp.                  3,000         208,050
 AstraZeneca Plc - ADR                   12,000         489,240
 Biovail Corp. - ADR*                     5,500         258,830
 Bristol-Myers Squibb Co.                24,000         651,600
 Caremark Rx Inc.*                        8,000         205,440
 Cephalon, Inc.*                          3,500         143,675
 Eli Lilly & Co.                         10,000         689,700
 Express Scripts, Inc.*                   3,500         239,435
 Forest Laboratories, Inc.*               6,000         328,500
 Gilead Sciences, Inc.*                   9,000         499,950
 GlaxoSmithKline Plc - ADR               30,500       1,236,470
 Medimmune, Inc.*                         7,100         258,227
 Merck & Co., Inc.                       31,500       1,907,325
 Omnicare, Inc.                           8,200         277,078
 Pfizer, Inc.                            77,686       2,652,977
 Schering-Plough Corp.                   27,000         502,200
 Vertex Pharmaceuticals, Inc.*            7,050         103,141
 Wyeth                                   32,300       1,471,265




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
---------------------------------------------------------------



Common Stock                           Shares    Value
------------------------------------   --------  --------------
REAL ESTATE - 0.1%
 Jones Lang LaSalle, Inc.*               12,500  $      197,500
 Trammell Crow Co.*                      15,500         164,455

REAL ESTATE INVESTMENT TRUSTS - 1.3%
 Archstone-Smith Trust                   16,000         384,000
 Boston Properties, Inc.                  7,000         306,600
 CarrAmerica Realty Corp.                 8,000         222,480
 Duke Realty Corp.                       11,200         308,560
 Equity Office Properties Trust          17,000         459,170
 Equity Residential                      14,000         363,300
 Prologis                                11,500         313,950
 Rouse Co./The                            7,800         297,180
 Simon Property Group, Inc.               9,000         351,270
 Weingarten Realty Investors              7,800         326,820

RETAIL - 2.7%
 99 Cents Only Stores*                    5,000         171,600
 Autozone, Inc.*                          2,400         182,328
 Bed Bath & Beyond, Inc.*                12,500         485,250
 Cheesecake Factory/The*                  5,500         197,120
 CVS Corp.                                5,400         151,362
 Dollar General Corp.                    18,057         329,721
 Dollar Tree Stores, Inc.*                8,800         279,576
 Duane Reade, Inc.*                       1,000          14,750
 Family Dollar Stores                    11,000         419,650
 Home Depot, Inc.                        33,500       1,109,520
 Kohl's Corp.*                            2,000         102,760
 McDonald's Corp.                        13,500         297,810
 Men's Wearhouse, Inc.*                   6,250         136,563
 Outback Steakhouse, Inc.                10,000         390,000
 Ross Stores, Inc.                       10,000         429,600
 Ruby Tuesday, Inc.                       8,000         197,840
 Staples, Inc.*                           7,800         143,130
 Starbucks Corp.*                        16,000         392,800
 Target Corp.                            12,000         454,080
 Tiffany & Co.                           11,200         366,016
 TJX Cos., Inc.                          19,500         367,380
 Williams-Sonoma, Inc.*                  13,500         394,200

SEMICONDUCTORS - 2.1%
 Altera Corp.*                           18,500         303,955
 Analog Devices, Inc.*                    8,300         289,006
 Applied Materials, Inc.*                22,000         348,480
 Applied Micro Circuits Corp.*           12,000          72,480
 Broadcom Corp.*                         11,000         274,010
 Intel Corp.                             36,000         749,160
 Intersil Corp.*                          7,000         186,270
 Kla-Tencor Corp.*                        6,500         301,990
 Lam Research Corp.*                      3,000          54,630
 Linear Technology Corp.                  9,300         301,134
 Marvell Technology Grp. - ADR*           4,500         154,575
 Maxim Integrated Products               12,057         411,144
 Microchip Technology, Inc.              11,312         279,972
 Microsemi Corp.*                         5,000          79,600
 National Semiconductor Corp.*            4,600          90,712
 Novellus Systems, Inc.*                  5,000         183,250
 QLogic Corp.*                            3,000         144,720
 Semtech Corp.*                           6,500          92,625
 Texas Instruments, Inc.                 39,400         693,440
 Xilinx, Inc.*                           11,900         301,070

SOFTWARE - 2.5%
 Adobe Systems, Inc.                      9,300         298,251
 Automatic Data Processing               14,000         474,040
 Barra, Inc.*                             4,250         152,022
 BEA Systems, Inc.*                       6,000          65,340
 BMC Software, Inc.*                      9,000         146,970
 Certegy, Inc.*                           7,500         208,125
 Cognos, Inc. - ADR*                      3,500          94,640
 Computer Associates Int'l.              25,000         557,000
 Dun & Bradstreet Corp.*                  7,850         322,635
 Electronic Arts, Inc.*                   5,000         369,500
 First Data Corp.                        18,000         745,920
 Fiserv, Inc.*                            5,750         205,045
 IMS Health, Inc.                        10,018         180,224
 Intuit, Inc.*                            7,600         338,960
 Mercury Interactive Corp.*               7,000         271,320
 Microsoft Corp.                         36,100         925,604
 National Instruments Corp.*              4,700         178,365
 NETIQ Corp.*                             3,728          57,784
 Oracle Corp.*                            4,000          48,040





See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
---------------------------------------------------------------



Common Stock                           Shares    Value
--------------------------------       --------  --------------
SOFTWARE - 2.5% (Continued)
 Peoplesoft, Inc.*                        8,000  $      140,480
 SEI Investments Co.                      9,500         303,905
 Siebel Systems, Inc.*                    6,000          56,898
 Veritas Software Corp.*                  8,500         244,970

TELECOMMUNICATIONS - 2.7%
 Alltel Corp.                            13,786         664,761
 BellSouth Corp.                         38,000       1,011,940
 CenturyTel, Inc.                        11,500         400,775
 Cisco Systems, Inc.*                    34,000         570,860
 Corning, Inc.*                           5,000          36,950
 JDS Uniphase Corp.*                     54,600         190,936
 SBC Communciations, Inc.                58,896       1,504,793
 Verizon Communications, Inc.            58,950       2,325,578
 Vodafone Group Plc-ADR                  12,000         235,800

TEXTILES - 0.1%
 Cintas Corp.                             8,300         294,069

TOYS/GAMES/HOBBIES - 0.1%
 Mattel, Inc.                            13,125         248,325

TRANSPORTATION - 0.6%
 CH Robinson Worldwide, Inc.              8,500         301,240
 Expeditors Int'l. Washington            12,000         413,520
 United Parcel Service, Inc.              9,500         605,150
 UTI Worldwide, Inc.                     13,500         416,475

U.S. GOVERNMENT AGENCIES - 0.9%
 Fannie Mae                              24,300       1,638,793
 Freddie Mac                             15,500         786,935

TOTAL COMMON STOCK - 60.5%
 (Cost $123,291,365)                             $  154,634,141
                                                 --------------



*Securities are non-income producing
ADR - American Depositary Receipts

See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
-------------------------------------------------------------------------------------------------


                                           S & P
                                           Credit                        Principal
Fixed Income Securities                    Rating    Coupon  Maturity    Amount       Value
------------------------------------       ------    ------  ----------  ----------   ------------
AEROSPACE/DEFENSE - 0.4%
  Goodrich Corp.                           BBB        6.800  02/01/2018  $1,000,000   $  1,017,533

AGRICULTURE - 0.5%
  Monsanto Co.                             A          7.375  08/15/2012   1,000,000      1,192,335

AUTO MANUFACTURERS - 1.0%
  DaimlerChrysler                          BBB+       7.300  01/15/2012   1,000,000      1,127,791
  Ford Motor Co.                           BBB        6.500  08/01/2018     500,000        459,404
  General Motors Corp.                     BBB        7.700  04/15/2016   1,000,000      1,011,171

AUTO PARTS & EQUIPMENT - 0.3%
  TRW, Inc.                                BBB-       6.250  01/15/2010     750,000        826,805

BANKS - 5.0%
  ABN Amro Bank NV                         A+         7.300  12/01/2026   1,000,000      1,088,317
  Bank of America Corp.                    A          7.750  08/15/2015   1,250,000      1,597,205
  Bank One Corp.                           A-        10.000  08/15/2010     750,000      1,012,304
  Bankers Trust Corp.                      A          7.500  11/15/2015   1,000,000      1,239,162
  Barclays Bank Plc                        AA-        7.400  12/15/2009   1,000,000      1,236,032
  Chase Manhattan Corp.                    A          6.750  08/15/2008   1,000,000      1,170,840
  Comerica Bank                            A-         7.125  12/01/2013   1,050,000      1,227,513
  Fifth Third Bancorp                      A+         4.500  06/01/2018   1,000,000        980,796
  Republic New York Corp.                  A          7.000  03/22/2011     500,000        582,994
  Santander Financial Issuances            A-         6.375  02/15/2011   1,000,000      1,144,297
  Swiss Bank Corp.                         AA         7.375  07/15/2015   1,000,000      1,268,808

BEVERAGES - 0.5%
  Anheuser-Busch Cos., Inc.                A+         7.125  07/01/2017   1,000,000      1,168,326

BUILDING MATERIALS - 0.3%
  Masco Corp.                              BBB+       6.625  04/15/2018     720,000        840,002

CHEMICALS - 0.4%
  Dow Capital BV                           A-         8.700  05/15/2022     507,000        524,808
  Witco Corp.                              BBB-       6.125  02/01/2006     500,000        497,500




See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
--------------------------------------------------------------------------------------------------


                                           S & P
                                           Credit                        Principal
Fixed Income Securities                    Rating    Coupon  Maturity    Amount       Value
------------------------------------       ------    ------  ----------  ----------   ------------
COMMERICAL SERVICES - 0.9%
  Allegiance Corp.                         A          7.800  10/15/2016  $1,000,000   $  1,329,562
  Hertz Corp.                              BBB        6.625  05/15/2008   1,000,000      1,021,304

COMPUTERS - 0.5%
  IBM Corp.                                A+         8.375  11/01/2019   1,000,000      1,374,882

COSMETICS/PERSONAL CARE - 0.5%
  Kimberly-Clark Corp.                     AA         6.250  07/15/2018   1,000,000      1,199,004

DIVERSIFIED FINANCIAL SERVICES - 5.3%
  American General Finance Corp.           A+         8.125  08/15/2009   1,000,000      1,240,860
  Associates Corp. of N. America           AA-        6.950  11/01/2018   1,000,000      1,227,038
  CitiFinancial                            AA-        6.625  06/01/2015   1,250,000      1,475,034
  Credit Suisse First Boston USA           A+         6.500  01/15/2012   1,000,000      1,147,556
  General Electric Capital Corp.           AAA        8.300  09/20/2009     500,000        622,350
  Goldman Sachs Group, Inc.                A+         6.875  01/15/2011   1,000,000      1,179,948
  Household Finance Corp.                  A          6.375  08/01/2010   1,000,000      1,125,100
  Janus Capital Group, Inc.                BBB+       7.000  11/01/2006   1,005,000      1,107,464
  JP Morgan & Co., Inc.                    A          6.250  02/15/2011     750,000        855,752
  Lehman Brothers Holdings, Inc.           A          8.500  08/01/2015   1,000,000      1,308,302
  Merrill Lynch & Co., Inc.                A+         6.875  11/15/2018   1,000,000      1,221,884
  Morgan Stanley                           A+         6.750  10/15/2013   1,000,000      1,171,649

ELECTRIC - 4.2%
  Commonwealth Edison Co.                  BBB+       6.950  07/15/2018   1,000,000      1,218,214
  Consolidated Edison Co. of NY            A          6.450  12/01/2007   1,000,000      1,137,089
  Dayton Power & Light, Inc.               BBB        8.150  01/15/2026     500,000        521,168
  Duquesne Light Co.                       BBB+       7.550  06/15/2025   1,000,000      1,036,916
  Enserch Corp.                            BBB        6.564  07/01/2005     500,000        518,838
  Jersey Central Power & Light             BBB+       6.750  11/01/2025     750,000        765,191
  Northern States Power Co.                BBB+       8.000  08/28/2012   1,000,000      1,266,132
  Potomac Edison Co.                       BB-        7.750  05/01/2025     500,000        496,875
  Progress Energy, Inc.                    BBB        7.100  03/01/2011     750,000        872,481
  Public Service Electric & Gas            A-         7.000  09/01/2024   1,000,000      1,035,018
  TXU US Holdings Co.                      BBB        7.875  03/01/2023     750,000        784,337
  Virginia Electric & Power Co.            A-         7.500  06/01/2023   1,000,000      1,038,975



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
--------------------------------------------------------------------------------------------------


                                           S & P
                                           Credit                        Principal
Fixed Income Securities                    Rating    Coupon  Maturity    Amount       Value
-----------------------------------        ------    ------  ----------  ----------   ------------
ELECTRONICS - 0.5%
  Koninklijke Philips Electronic           A-         7.250  08/15/2013  $1,000,000   $  1,157,054

FOOD - 0.2%
  Supervalu, Inc.                          BBB        6.640  06/09/2006     500,000        527,727

FOREIGN GOVERNMENT - 1.0%
  Province of Nova Scotia                  A-         7.250  07/27/2013   1,000,000      1,269,016
  Province of Quebec                       A+         7.125  02/09/2024   1,000,000      1,255,244

FOREST PRODUCTS & PAPER - 0.4%
  Weyerhaeuser Co.                         BBB        6.950  08/01/2017   1,000,000      1,137,204

GAS - 0.2%
  Southwestern Energy Co.                  BBB        6.700  12/01/2005     500,000        500,000

INSURANCE - 2.6%
  Allstate Corp./The                       A+         7.500  06/15/2013   1,000,000      1,239,080
  Cigna Corp.                              BBB+       7.650  03/01/2023     750,000        861,895
  Hartford Financial Services              A-         7.300  11/01/2015     835,000      1,004,612
  Lion Connecticut Holdings, Inc.          A+         6.750  09/15/2013   1,000,000      1,146,894
  Loews Corp.                              A          6.750  12/15/2006   1,000,000      1,094,908
  MBIA, Inc.                               AA         9.375  02/15/2011     950,000      1,232,656

LODGING - 0.5%
  Hilton Hotels Corp.                      BBB-       7.200  12/15/2009     750,000        806,250
  Mirage Resorts, Inc.                     BBB-       7.250  08/01/2017     500,000        541,250

MACHINERY-DIVERSIFIED - 0.2%
  Clark Equipment Co.                      BBB+       8.000  05/01/2023     500,000        620,583




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
--------------------------------------------------------------------------------------------------


                                           S & P
                                           Credit                        Principal
Fixed Income Securities                    Rating    Coupon  Maturity    Amount       Value
-------------------------------------      ------    ------  ----------  ----------   ------------
MEDIA - 1.9%
  Continental Cablevision                  BBB        9.500  08/01/2013  $1,000,000   $  1,151,075
  Knight-Ridder, Inc.                      A          9.875  04/15/2009     100,000        135,078
  News America Holdings                    BBB-       8.000  10/17/2016   1,000,000      1,275,061
  Paramount Communications, Inc.           A-         7.500  07/15/2023   1,000,000      1,035,037
  Time Warner, Inc.                        BBB+       7.250  10/15/2017   1,000,000      1,157,426

MINING - 0.2%
  BHP Finance USA Ltd.                     A          7.250  03/01/2016     500,000        631,920

MISCELLANEOUS MANUFACTURING - 0.6%
  Norsk Hydro ASA                          A          9.000  04/15/2012   1,250,000      1,651,050

OIL & GAS - 1.4%
  EOG Resources, Inc.                      BBB+       6.000  12/15/2008     250,000        277,497
  Kerr-McGee Corp.                         BBB        7.000  11/01/2011     950,000        955,706
  Louisiana Land & Exploration             BBB+       7.625  04/15/2013   1,000,000      1,215,774
  Noble Drilling Corp.                     A-         7.500  03/15/2019   1,000,000      1,186,685

OIL & GAS SERVICES - 0.3%
  Smith International, Inc.                BBB+       7.000  09/15/2007     750,000        844,783

PIPELINES - 0.4%
  Columbia Energy Group                    BBB        7.320  11/28/2010   1,000,000      1,111,913

RETAIL - 0.5%
  McDonald's Corp.                         A          7.050  11/15/2025   1,000,000      1,057,135
  Target Corp.                             A+         9.625  02/01/2008     200,000        254,168

SAVINGS & LOANS - 0.5%
  Washington Mutual, Inc.                  BBB        8.250  04/01/2010   1,000,000      1,259,499

SEMICONDUCTORS - 0.5%
  Applied Materials, Inc.                  A-         7.125  10/15/2017   1,000,000      1,211,533




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
--------------------------------------------------------------------------------------------------


                                           S & P
Fixed Income Securities and                Credit                        Principal
Repurchase Agreement                       Rating    Coupon  Maturity    Amount       Value
---------------------------------          ------    ------  ----------  ----------   ------------
TELECOMMUNICATIONS - 3.8%
  Ameritech Capital Funding                A+         6.450  01/15/2018  $1,000,000   $  1,162,355
  Bell Canada                              A          9.500  10/15/2010   1,200,000      1,549,060
  COX Communications, Inc.                 BBB        6.850  01/15/2018     550,000        639,566
  Deutsche Telekom International           BBB+       8.500  06/15/2010   1,000,000      1,228,379
  GTE Corp.                                A+         6.460  04/15/2008   1,000,000      1,144,659
  GTE Corp.                                A+         6.840  04/15/2018     500,000        590,659
  Motorola, Inc.                           BBB        7.625  11/15/2010     750,000        881,250
  Sprint Corp-FON Group                    BBB-       9.250  04/15/2022   1,000,000      1,230,546
  Vodafone Group Plc                       A          5.375  01/30/2015   1,000,000      1,067,990

TRANSPORTATION - 1.0%
  Burlington Northern, Inc.                BBB+       8.750  02/25/2022   1,000,000      1,330,558
  FedEx Corp.                              BBB+       8.760  05/22/2015   1,100,000      1,293,435

U.S. GOVERNMENT AGENCIES - 1.8%
  Federal Home Loan Bank System            AAA        6.150  09/05/2017   1,500,000      1,511,250
  Federal Home Loan Bank System            AAA        5.450  04/16/2018   2,000,000      2,036,250
  Federal Home Loan Bank System            AAA        5.400  05/21/2018   1,000,000      1,018,125
                                                                                       -----------
TOTAL FIXED-INCOME SECURITIES - 38.3%
  (Cost $87,985,800)                                                                    98,002,661

REPURCHASE AGREEMENT - 0.6%
  Fifth Third Bank, 1.0%, 7/1/03,
  dated 6/30/03, with maturity value of
  $1,621,120 (Collateralized by $1,583,092
  Federal Home Loan Mortgage Corp.
  & Fannie Mae obligations, 6.5%-9.0%,
  1/1/19-7/1/28, market value $1,669,708)                                 1,621,075      1,621,075
                                                                                        ----------
TOTAL INVESTMENTS IN SECURITIES - 99.4%
  (Cost $212,898,240)                                                                 $254,257,877
                                                                                      ============



Industry percentages indicated are based on net assets of $255,777,571

See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
----------------------------------------------------------------------------------------------------------


                                           S & P
                                           Credit                                Principal
Fixed Income Securities                    Rating      Coupon     Maturity       Amount        Value
---------------------------------          ------      -------    ----------    ----------    ------------
AEROSPACE / DEFENSE - 0.9%
 Goodrich Corp.                            BBB           6.800    02/01/2018    $  500,000    $    508,767
 McDonnell Douglas Corp.                   A             9.750    04/01/2012     1,000,000       1,313,823

AGRICULTURE - 0.6%
 Monsanto Co.                              A             7.375    08/15/2012     1,000,000       1,192,335

AUTO MANUFACTURERS - 1.8%
 Auburn Hills Trust                        BBB+         12.375    05/01/2020       400,000         584,079
 DaimlerChrysler                           BBB+          7.750    01/18/2011     1,000,000       1,163,025
 Ford Motor Co.                            BBB           8.875    11/15/2022     1,000,000       1,042,108
 General Motors Corp.                      BBB           8.100    06/15/2024     1,000,000         970,575

AUTO PARTS & EQUIPMENT - 1.6%
 Dana Corp.                                BB           10.125    03/15/2010       750,000         826,875
 Meritor Automotive, Inc.                  BB+           6.800    02/15/2009     1,000,000       1,043,750
 TRW, Inc.                                 BBB-          9.375    04/15/2021     1,000,000       1,363,646

BANKS - 8.8%
 ABN Amro Bank NV                          A+            7.300    12/01/2026     1,500,000       1,632,476
 Bank One Corp.                            A-            7.750    07/15/2025     1,000,000       1,270,133
 Bankers Trust Corp.                       A             7.500    11/15/2015     1,500,000       1,858,743
 Capital One Financial Corp.               BB+           7.250    05/01/2006     1,000,000       1,060,951
 Citicorp                                  A+            7.250    10/15/2011     1,000,000       1,188,813
 Comerica Bank                             A-            7.125    12/01/2013     1,500,000       1,753,590
 Dresdner Bank AG                          A-            7.250    09/15/2015     1,500,000       1,721,166
 First Union Instit. Capital II            BBB+          7.850    01/01/2027     1,000,000       1,159,201
 National City Corp.                       A-            6.875    05/15/2019     1,000,000       1,180,215
 NCNB Corp.                                A            10.200    07/15/2015     1,000,000       1,482,192
 Republic New York Corp.                   A             9.125    05/15/2021     1,000,000       1,334,229
 Royal Bank of Scotland Group              A             6.375    02/01/2011     1,000,000       1,158,858
 Santander Financial Issuances             A-            7.250    11/01/2015     1,250,000       1,476,334

BEVERAGES - 0.8%
 Anheuser-Busch Cos., Inc.                 A+            7.125    07/01/2017     1,500,000       1,752,489

BUILDING MATERIALS - 0.7%
 Masco Corp.                               BBB+          6.500    08/15/2032     1,400,000       1,553,839



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
----------------------------------------------------------------------------------------------------------


                                           S & P
                                           Credit                                Principal
Fixed Income Securities                    Rating      Coupon     Maturity       Amount        Value
----------------------------------         ------      -------    ----------    ----------    ------------
CHEMICALS - 1.2%
 Dow Capital BV                            A-            8.700    05/15/2022    $  920,000    $    952,315
 Eastman Chemical Co.                      BBB           7.250    01/15/2024     1,000,000       1,139,980
 Witco Corp.                               BBB-          6.125    02/01/2006       500,000         497,500

COMMERCIAL SERVICES - 2.6%
 Allegiance Corp.                          A             7.800    10/15/2016     1,000,000       1,329,562
 Hertz Corp.                               BBB           6.625    05/15/2008     1,200,000       1,225,565
 United Rentals, Inc.                      B+            8.800    08/15/2008     1,250,000       1,212,500
 Valassis Communications, Inc.             BBB-          6.625    01/15/2009     1,500,000       1,600,295

COMPUTERS - 2.8%
 Computer Sciences Corp.                   A             5.000    02/15/2013     1,000,000       1,056,227
 Electronic Data Systems Corp.             BBB           7.125    10/15/2009       500,000         537,500
 IBM Corp.                                 A+            8.375    11/01/2019     1,500,000       2,062,323
 Sun Microsystems, Inc.                    BBB           7.650    08/15/2009       500,000         594,487
 Unisys Corp.                              BB+           6.875    03/15/2010     1,500,000       1,560,000

COSMETICS/PERSONAL CARE - 0.5%
 Kimberly-Clark Corp.                      AA            7.000    08/15/2023     1,000,000       1,026,903

DIVERSIFIED FINANCIAL SERVICES - 8.4%
 Associates Corp. of N. America            AA-           6.950    11/01/2018     1,000,000       1,227,038
 Bear Stearns Cos., Inc./The               A             4.650    07/02/2018     1,000,000         973,425
 Credit Suisse First Boston USA            A+            6.125    11/15/2011     1,500,000       1,680,351
 General Electric Capital Corp.            AAA           8.300    09/20/2009     1,000,000       1,244,700
 Goldman Sachs Group LP *                  A+            8.000    03/01/2013     1,000,000       1,265,395
 Household Finance Corp.                   A             7.625    05/17/2032     1,500,000       1,901,365
 Janus Capital Group, Inc.                 BBB+          7.000    11/01/2006     1,250,000       1,377,442
 Jefferies Group, Inc.                     BBB-          7.750    03/15/2012     1,250,000       1,459,211
 JPM Capital Trust II                      A-            7.950    02/01/2027     1,000,000       1,151,358
 Lehman Brothers Holdings, Inc.            A             8.500    08/01/2015     1,000,000       1,308,302
 Merrill Lynch & Co., Inc.                 A+            6.875    11/15/2018     1,000,000       1,221,884
 Morgan Stanley Group, Inc.                A+            7.000    10/01/2013     1,000,000       1,196,909
 Morgan Stanley Group, Inc.                A+            6.750    10/15/2013     1,250,000       1,464,561




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
----------------------------------------------------------------------------------------------------------


                                           S & P
                                           Credit                                Principal
Fixed Income Securities                    Rating      Coupon     Maturity       Amount        Value
-----------------------------------        ------      -------    ----------    ----------    ------------
ELECTRIC - 6.8%
 Commonwealth Edison Co.                   BBB+          6.950    07/15/2018    $1,000,000    $  1,218,214
 Constellation Energy Group, Inc.          BBB+          7.600    04/01/2032     1,000,000       1,202,041
 Dayton Power & Light, Inc.                BBB           8.150    01/15/2026     1,000,000       1,042,336
 Duke Energy Corp.                         A-            6.750    08/01/2025     1,500,000       1,531,740
 Entergy New Orleans, Inc.                 BBB           8.000    03/01/2023       600,000         626,352
 Indianapolis Power & Light                BB+           7.050    02/01/2024     1,000,000         950,732
 Jersey Central Power & Light              BBB+          6.750    11/01/2025     1,000,000       1,020,255
 Oklahoma Gas & Electric                   BBB+          7.300    10/15/2025     1,500,000       1,644,561
 Public Service Electric & Gas             A-            7.000    09/01/2024     1,500,000       1,552,527
 Reliant Energy HL&P                       BBB           9.150    03/15/2021       800,000       1,086,348
 Union Electric Co.                        A-            7.150    08/01/2023     1,000,000       1,033,991
 Virginia Electric & Power Co.             A-            8.625    10/01/2024     1,000,000       1,113,668

ELECTRONICS - 1.7%
 Flextronics International Ltd.            BB-           9.875    07/01/2010     1,700,000       1,861,500
 Koninklijke Philips Electronic            A-            7.250    08/15/2013     1,500,000       1,735,581

ENVIRONMENTAL CONTROL - 0.6%
 Allied Waste North America                B+           10.000    08/01/2009     1,250,000       1,328,125

FOOD - 2.0%
 Archer-Daniels-Midland Co.                A+            8.375    04/15/2017     1,000,000       1,359,773
 ConAgra Foods, Inc.                       BBB           9.750    03/01/2021       500,000         704,488
 Land O' Lakes, Inc.                       B+            8.750    11/15/2011     1,000,000         800,000
 Winn-Dixie Stores, Inc.                   BB+           8.875    04/01/2008     1,200,000       1,272,000

FOREST PRODUCTS & PAPER - 2.0%
 Bowater, Inc.                             BB+           9.500    10/15/2012       700,000         803,408
 Champion International Corp.              BBB           7.625    09/01/2023     1,500,000       1,562,344
 Tembec Industries Inc.                    BB            8.500    02/01/2011       750,000         742,500
 Weyerhaeuser Co.                          BBB           6.950    08/01/2017     1,000,000       1,137,204





See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
----------------------------------------------------------------------------------------------------------


                                           S & P
                                           Credit                                Principal
Fixed Income Securities                    Rating      Coupon     Maturity       Amount        Value
---------------------------------          ------      -------    ----------    ----------    ------------
HEALTHCARE-SERVICES - 0.5%
 Radiologix, Inc.                          B            10.500    12/15/2008    $1,200,000    $  1,140,000

HOME BUILDERS - 3.1%
 DR Horton, Inc.                           BB            8.000    02/01/2009     1,000,000       1,112,500
 K Hovnanian Enterprises, Inc.             B+            8.875    04/01/2012     1,000,000       1,092,500
 KB Home                                   BB-           9.500    02/15/2011     1,500,000       1,696,875
 Standard-Pacific Corp.                    BB            8.500    06/15/2007     1,500,000       1,541,250
 Toll Corp.                                BB+           8.125    02/01/2009     1,000,000       1,063,750

INSURANCE - 3.9%
 American Financial Group, Inc.            BBB           7.125    12/15/2007     1,000,000       1,016,807
 Cigna Corp.                               BBB+          7.650    03/01/2023     1,500,000       1,723,791
 CNA Financial Corp.                       BBB-          6.950    01/15/2018       500,000         472,134
 Continental Corp.                         BBB-          8.375    08/15/2012       600,000         645,679
 Leucadia National Corp.*                  BBB-          7.000    08/15/2013     1,000,000       1,007,500
 Lion Connecticut Holdings, Inc.           A+            6.750    09/15/2013     1,000,000       1,146,894
 Metropolitan Life Ins. Co.*               A+            7.450    11/01/2023       550,000         579,747
 Transamerica Capital II*                  A-            7.650    12/01/2026     1,500,000       1,515,054

IRON/STEEL - 0.4%
 AK Steel Corp.                            BB-           7.875    02/15/2009     1,000,000         850,000

LEISURE TIME - 1.3%
 Brunswick Corp.                           BBB           7.375    09/01/2023       975,000       1,109,369
 Royal Carribean Cruises Ltd.              BB+           8.250    04/01/2005     1,500,000       1,560,000

LODGING - 5.3%
 Aztar Corp.                               B+            9.000    08/15/2011     1,100,000       1,190,750
 Hilton Hotels Corp.                       BBB-          7.200    12/15/2009     1,500,000       1,612,500
 HMH Properties, Inc.                      B+            8.450    12/01/2008     1,300,000       1,342,250
 ITT Corp.                                 BB+           7.375    11/15/2015     1,000,000       1,033,750
 Mandalay Resort Group                     BB-           7.625    07/15/2013       450,000         460,125
 Mandalay Resort Group                     BB-          10.250    08/01/2007     1,000,000       1,130,000
 Mirage Resorts, Inc.                      BBB-          6.750    02/01/2008     1,500,000       1,593,750
 Park Place Entertainment Corp.            BB+           7.875    12/15/2005     1,000,000       1,066,250
 Park Place Entertainment Corp.            BB+           8.875    09/15/2008       500,000         551,250
 Station Casinos, Inc.                     B+            9.875    07/01/2010     1,000,000       1,100,000

MACHINERY-DIVERSIFIED - 1.0%
 Clark Equipment Co.                       BBB+          8.000    05/01/2023       500,000         620,583
 Teekay Shipping Corp.                     BB-           8.875    07/15/2011     1,250,000       1,370,312




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
----------------------------------------------------------------------------------------------------------


                                           S & P
                                           Credit                                Principal
Fixed Income Securities                    Rating      Coupon     Maturity       Amount        Value
--------------------------------           ------      -------    ----------    ----------    ------------
MEDIA - 4.2%
 CBS Corp.                                 A-            8.625    08/01/2012    $  750,000    $    984,345
 Comcast Cable Communications              BBB           7.125    06/15/2013     1,000,000       1,168,377
 Continental Cablevision                   BBB           9.500    08/01/2013       500,000         575,537
 CSC Holdings, Inc.                        BB-           7.625    04/01/2011     1,000,000       1,010,000
 News America Holdings                     BBB-          8.250    08/10/2018     1,000,000       1,302,992
 Rogers Cablesystems Ltd.                  BBB-         10.000    03/15/2005       500,000         542,500
 Time Warner, Inc.                         BBB+          9.125    01/15/2013     1,000,000       1,280,752
 Turner Broadcasting System                BBB+          8.375    07/01/2013       750,000         921,907
 Walt Disney Co.                           BBB+          6.300    01/25/2022     1,000,000       1,023,384

MINING - 2.9%
 Alcan, Inc.                               A-            7.250    03/15/2031     1,000,000       1,243,936
 Alcoa, Inc.                               A-            6.500    06/15/2018     1,500,000       1,768,017
 BHP Finance USA Ltd.                      A             7.250    03/01/2016     1,000,000       1,263,839
 CRA Finance Ltd.                          A+            7.125    12/01/2013       500,000         556,822
 Placer Dome, Inc.                         BBB+          7.750    06/15/2015     1,000,000       1,211,834

MISCELLANEOUS MANUFACTURING - 1.6%
 Eaton Corp.                               A-            8.100    08/15/2022     1,000,000       1,260,814
 Norsk Hydro ASA                           A             9.000    04/15/2012     1,500,000       1,981,260

OIL & GAS - 7.7%
 Burlington Resources, Inc.                BBB+          9.125    10/01/2021       700,000         950,060
 ConocoPhillips                            A-            6.650    07/15/2018     1,000,000       1,210,516
 EOG Resources, Inc.                       BBB+          6.000    12/15/2008     1,250,000       1,387,485
 Forest Oil Corp.                          BB            8.000    06/15/2008     1,000,000       1,070,000
 Husky Oil Co.                             BBB           7.550    11/15/2016     1,000,000       1,254,188
 Kerr-McGee Corp.                          BBB           7.000    11/01/2011     1,500,000       1,509,009
 Louisiana Land & Exploration              BBB+          7.625    04/15/2013     1,000,000       1,215,774
 Magnum Hunter Resources, Inc.             B+           10.000    06/01/2007       408,000         422,280
 Noble Drilling Corp.                      A-            7.500    03/15/2019     1,000,000       1,186,685
 Parker Drilling Co.                       B+           10.125    11/15/2009     1,250,000       1,350,000
 Pride International, Inc.                 BB            9.375    05/01/2007     1,000,000       1,032,500
 Tesoro Petroleum Corp.                    B             9.000    07/01/2008     1,000,000         905,000
 Union Pacific Resources Group             BBB+          7.150    05/15/2028     1,200,000       1,426,081
 USX Corp.                                 BBB+          9.375    02/15/2012       750,000         994,507




See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
----------------------------------------------------------------------------------------------------------


                                           S & P
                                           Credit                                Principal
Fixed Income Securities                    Rating      Coupon     Maturity       Amount        Value
----------------------------------         ------      -------    ----------    ----------    ------------
PHARMACEUTICALS - 0.7%
 Eli Lilly & Co.                           AA            7.125    06/01/2025    $1,100,000    $  1,391,410

PIPELINES - 1.0%
 Columbia Energy Group                     BBB           7.320    11/28/2010     1,250,000       1,389,891
 Nova Gas Transmission                     A-            7.875    04/01/2023       600,000         747,857

RETAIL - 2.9%
 May Department Stores Co./The             BBB+          8.300    07/15/2026     1,000,000       1,151,920
 McDonald's Corp.                          A-            7.310    09/15/2027     1,500,000       1,616,189
 Michaels Stores, Inc.                     BB            9.250    07/01/2009     1,000,000       1,120,000
 Toys R US, Inc.                           BBB-          7.875    04/15/2013     1,250,000       1,344,644
 Zale Corp.                                BBB-          8.500    10/01/2007       750,000         781,875

SAVINGS & LOANS - 0.8%
 Washington Mutual, Inc.                   BBB           8.250    04/01/2010     1,250,000       1,574,374

SEMICONDUCTORS - 1.6%
 Applied Materials, Inc.                   A-            7.125    10/15/2017     1,500,000       1,817,299
 Fairchild Semiconductor Int'l.            B            10.375    10/01/2007     1,500,000       1,577,820

SOFTWARE - 0.6%
 Computer Assoc. Int'l., Inc.              BBB+          6.375    04/15/2005     1,250,000       1,325,000

TELECOMMUNICATIONS - 6.2%
 Bell Canada                               A             9.500    10/15/2010     1,250,000       1,613,604
 Bellsouth Capital Funding                 A+            7.875    02/15/2030     1,000,000       1,304,833
 COX Communications, Inc.                  BBB           6.850    01/15/2018     1,000,000       1,162,847
 GCI, Inc.                                 B+            9.750    08/01/2007     1,250,000       1,271,875
 GTE Corp.                                 A+            8.750    11/01/2021     1,500,000       1,975,362
 Motorola, Inc.                            BBB           7.625    11/15/2010       750,000         881,250
 Pacific Bell                              A+            6.875    08/15/2023     1,000,000       1,020,970
 Rogers Cantel, Inc.                       BB+           9.750    06/01/2016     1,000,000       1,160,000
 Southwestern Bell Telephone               A+            7.250    07/15/2025     1,000,000       1,030,694
 Sprint Corp-FON Group                     BBB-          9.250    04/15/2022     1,100,000       1,353,601



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
----------------------------------------------------------------------------------------------------------


                                           S & P
Fixed Income Securities and                Credit                                Principal
Repurchase Agreement                       Rating      Coupon     Maturity       Amount        Value
-----------------------------------        ------      -------    ----------    ----------    ------------
TRANSPORTATION - 3.0%
 Burlington Northern, Inc.                 BBB+          8.750    02/25/2022    $1,000,000    $  1,330,558
 FedEx Corp.                               BBB+          7.630    01/01/2015     1,000,000       1,124,000
 Gulfmark Offshore, Inc.                   BB-           8.750    06/01/2008       750,000         778,125
 Offshore Logistics, Inc.                  BB+           7.875    01/15/2008     1,200,000       1,201,500
 Union Pacific Corp.                       BBB           8.350    05/01/2025     1,500,000       1,711,560

TRUCKING & LEASING - 0.4%
 Interpool, Inc.                           BB+           7.350    08/01/2007       750,000         740,625

U.S. GOVERNMENT - 0.3%
 U.S. Treasury Bond                                      4.000    11/15/2012       500,000         518,594

U.S. GOVERNMENT AGENCIES - 4.9%
 Fannie Mae                                AAA           5.400    05/14/2018     1,500,000       1,528,594
 Federal Home Loan Bank System             AAA           5.500    04/03/2018     1,465,000       1,465,458
 Federal Home Loan Bank System             AAA           5.450    04/16/2018     2,000,000       2,036,250
 Federal Home Loan Bank System             AAA           5.400    05/21/2018     1,000,000       1,018,125
 Federal Home Loan Bank System             AAA           5.600    04/30/2018     2,000,000       2,045,000
 Freddie Mac                               AAA           5.000    03/27/2018     2,000,000       2,033,454
                                                                                               -----------
TOTAL FIXED INCOME SECURITIES - 98.1%
 (Cost $185,948,158)                                                                           203,689,927

REPURCHASE AGREEMENT - 1.0%
 Fifth Third Bank, 1.0%, 7/1/03,
 dated 6/30/03, with maturity value of
 $2,065,510 (Collateralized by $2,041,449
 Federal Home Loan Mortgage Corp. obligation,
 6.5%, 5/1/29, market value $2,127,417)                                          2,065,453       2,065,453
                                                                                               -----------
TOTAL INVESTMENTS IN SECURITIES - 99.1%
 (Cost $188,013,611)                                                                          $205,755,380
                                                                                              ============


* Security exempt from registration under Rule
144A of the Securities Act of 1933
Industry percentages indicated are based on net assets of $207,559,967

See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
---------------------------------------------------------------------



Common Stock                                 Shares     Value
--------------------------------------       ---------  -------------
AEROSPACE / DEFENSE - 0.8%
 United Technologies Corp.                       4,900  $     347,067

BANKS - 3.3%
 Bank of America Corp.                           3,800        300,314
 Bank One Corp.                                  5,700        211,926
 Fifth Third Bancorp                             5,000        287,100
 Wells Fargo & Co.                              14,200        715,680

BEVERAGES - 3.6%
 Anheuser-Busch Cos., Inc.                       6,450        329,273
 Coca-Cola Co./The                              19,300        895,713
 PepsiCo, Inc.                                   9,600        427,200

BIOTECHNOLOGY - 1.6%
 Amgen, Inc.*                                   10,700        705,558

COMMERCIAL SERVICES - 1.8%
 Apollo Group, Inc.*                             7,800        482,040
 Paychex, Inc.                                  11,200        329,168

COMPUTERS - 6.0%
 Dell Computer Corp.*                           41,900      1,334,096
 IBM Corp.                                      12,500      1,031,250
 Lexmark International, Inc.*                    4,700        332,619

COSMETICS/PERSONAL CARE - 2.8%
 Gillette Co./The                               11,000        350,460
 Procter & Gamble Co.                           10,400        927,472

DIVERSIFIED FINANCIAL SERVICES - 4.1%
 Citigroup, Inc.                                26,066      1,115,625
 JP Morgan Chase & Co.                           8,700        297,366
 MBNA Corp.                                     11,100        231,324
 Morgan Stanley                                  4,800        205,200

ENTERTAINMENT - 0.5%
 International Game Technology                   2,000        204,660

FOOD - 1.4%
 Sysco Corp.                                    11,300        339,452
 WM Wrigley Jr Co.                               5,500        309,265

HEALTHCARE-PRODUCTS - 5.1%
 Biomet, Inc.                                   10,100        289,769
 Johnson & Johnson                              23,200      1,199,440
 Medtronic, Inc.                                 9,600        460,512
 Stryker Corp.                                   5,300        367,661

HEALTHCARE-SERVICES - 1.0%
 UnitedHealth Group, Inc.                        8,600        432,150

INSURANCE - 2.1%
 American International Group                   11,487        633,853
 Marsh & McLennan Cos., Inc.                     6,000        306,420

LEISURE TIME - 0.6%
 Harley-Davidson, Inc.                           6,800        271,048

MEDIA - 2.2%
 AOL Time Warner, Inc.*                         23,950        385,355
 Comcast Corp.*                                 12,700        368,173
 Walt Disney Co.                                11,500        227,125

MISCELLANEOUS MANUFACTURING - 6.1%
 3M Co.                                          2,650        341,797
 General Electric Co.                           72,700      2,085,036
 Illinois Tool Works, Inc.                       5,000        329,250

OIL & GAS - 5.6%
 Exxon Mobil Corp.                              49,544      1,779,125
 Royal Dutch Petroleum Co.- ADR                 16,800        783,216




See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
---------------------------------------------------------------------


Common Stock and                             Shares/
Repurchase Agreement                         Principal  Value
-------------------------------------        ---------  -------------
PHARMACEUTICALS - 9.3%
 Abbott Laboratories                            11,100  $     485,736
 Cardinal Health, Inc.                           5,400        347,220
 Eli Lilly & Co.                                 8,000        551,760
 Merck & Co., Inc.                              16,100        974,855
 Pfizer, Inc.                                   40,975      1,399,296
 Wyeth                                           9,800        446,390

RETAIL - 9.6%
 Autozone, Inc.*                                 4,250        322,872
 Bed Bath & Beyond, Inc.*                        9,700        376,554
 Best Buy Co., Inc.*                            10,900        478,728
 Home Depot, Inc.                               12,600        417,312
 Kohl's Corp.*                                   6,200        318,556
 Lowe's Cos., Inc.                               8,400        360,780
 Starbucks Corp.*                               13,800        338,790
 Wal-Mart Stores, Inc.                          33,500      1,797,945

SEMICONDUCTORS - 8.5%
 Applied Materials, Inc.*                       22,900        362,736
 Intel Corp.                                    83,600      1,739,716
 Kla-Tencor Corp.*                               8,600        399,556
 Linear Technology Corp.                        10,600        343,228
 Maxim Integrated Products                      10,600        361,460
 Texas Instruments, Inc.                        16,600        292,160
 Xilinx, Inc.*                                  14,700        371,910

SOFTWARE - 12.9%
 Automatic Data Processing                       9,800        331,828
 Electronic Arts, Inc.*                          6,200        458,180
 First Data Corp.                                7,500        310,800
 Intuit, Inc.*                                   7,400        330,040
 Microsoft Corp.                               118,100      3,028,084
 Oracle Corp.*                                  86,500      1,038,865
 Veritas Software Corp.*                        12,800        368,896

TELECOMMUNICATIONS - 7.3%
 BellSouth Corp.                                 7,800        207,714
 Cisco Systems, Inc.*                          111,900      1,878,801
 Qualcomm, Inc.                                 18,050        650,341
 SBC Communciations, Inc.                        9,322        238,177
 Verizon Communications, Inc.                    8,446        333,195

TEXTILES - 0.7%
 Cintas Corp.                                    8,900        315,328

TRANSPORTATION - 0.8%
 United Parcel Service, Inc.                     5,500        350,350

U.S. GOVERNMENT AGENCIES - 1.8%
 Fannie Mae                                      8,400        566,497
 Freddie Mac                                     4,700        238,619
                                                           ----------
TOTAL COMMON STOCK - 99.5%
 (Cost $56,504,905)                                        45,103,033

REPURCHASE AGREEMENT - 0.3%
 Fifth Third Bank, 1.0%, 7/1/03,
 dated 6/30/03, with maturity value of
 $139,206 (Collateralized by $138,879
 Fannie Mae obligation, 7.22%,
 11/1/25, market value $143,378)            $  139,202        139,202
                                                           ----------
TOTAL INVESTMENTS IN SECURITIES - 99.8%
 (Cost $56,644,107)                                     $  45,242,235
                                                        =============



* Securities are non-income producing
ADR - American Depositary Receipts
Industry percentages indicated are based on net assets of $45,332,787

See Notes To Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2003
---------------------------------------------------------------------------------------------------------------------


                                             EQUITY                        BALANCED       RETIREMENT     CORNERSTONE
                                             GROWTH FUND    BOND FUND           FUND      INCOME FUND    STOCK FUND
                                             ------------   ------------   ------------   ------------   ------------
ASSETS
 Investments in securities at value . . . .  $118,744,954   $164,111,021   $254,257,877   $205,755,380   $ 45,242,235
  (Cost $87,496,107; $151,698,101;
  $212,898,240; $188,013,611;
  $56,644,107, respectively)
 Cash . . . . . . . . . . . . . . . . . . .       215,280         98,603        242,520         80,114         60,559
 Receivables
  Dividends and interest  . . . . . . . . .        33,928      2,898,483      1,813,420      3,747,460         32,911
 Prepaid expenses . . . . . . . . . . . . .         8,649         15,066         15,227         13,690          6,591
                                              -----------    -----------    -----------    -----------     ----------
 Total assets . . . . . . . . . . . . . . .   119,002,811    167,123,173    256,329,044    209,596,644     45,342,296



LIABILITIES
 Payable to affiliated entities
  Investment advisory fees  . . . . . . . .        11,389          9,063         23,445         14,130          2,502
  Distribution fees . . . . . . . . . . . .         4,068          5,664          8,789          7,119          1,564
 Accounts payable and accrued expenses  . .         7,158              0          7,359          5,986          5,443
 Securities purchased . . . . . . . . . . .       286,197      1,000,000         20,247        992,655              0
 Distributions payable  . . . . . . . . . .             0        784,560        491,633      1,016,787              0
                                              -----------   ------------    -----------    -----------     ----------
 Total liabilities  . . . . . . . . . . . .       308,812      1,799,287        551,473      2,036,677          9,509
                                              -----------   ------------    -----------    -----------     ----------
 Net assets   . . . . . . . . . . . . . . .  $118,693,999   $165,323,886   $255,777,571   $207,559,967   $ 45,332,787
                                              ===========   ============    ===========    ===========     ==========


NET ASSETS
 Paid-in capital  . . . . . . . . . . . . .  $ 95,481,614   $155,901,171   $217,392,525   $205,785,129   $ 80,664,764
 Accumulated undistributed net investment
  income (loss) . . . . . . . . . . . . . .      (231,466)             0              0              0        110,124
 Accumulated undistributed net realized
  loss on investments . . . . . . . . . . .    (7,804,996)    (2,990,205)    (2,974,591)   (15,966,931)   (24,040,229)
 Net unrealized appreciation (depreciation)
  in value of investments . . . . . . . . .    31,248,847     12,412,920     41,359,637     17,741,769    (11,401,872)
                                              -----------    -----------    -----------    -----------     ----------
 Net assets . . . . . . . . . . . . . . . .  $118,693,999   $165,323,886   $255,777,571   $207,559,967   $ 45,332,787
                                              ===========    ===========    ===========    ===========     ==========

SHARES OUTSTANDING  . . . . . . . . . . . .     5,703,571     16,116,541     14,876,318     20,347,331      6,655,255
                                              ===========    ===========    ===========    ===========     ==========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE . . . . . . . .  $      20.81   $      10.26   $      17.19   $      10.20   $       6.81
                                              ===========    ===========    ===========    ===========     ==========


See Notes To Financial Statements



ADVANCE CAPITAL I, INC.
STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 2003
--------------------------------------------------------------------------------------------------------------------------


                                                  EQUITY                        BALANCED       RETIREMENT     CORNERSTONE
                                                  GROWTH FUND    BOND FUND      FUND           INCOME FUND    STOCK FUND
                                                  ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME
 Interest  . . . . . . . . . . . . . . . . . .    $      2,774   $  5,157,736   $  2,953,273   $  7,035,414   $        739
 Dividends . . . . . . . . . . . . . . . . . .         181,397              0      1,224,718              0        260,443
 Other Income  . . . . . . . . . . . . . . . .         107,869              0         64,204          8,544          3,045
                                                  ------------   ------------   ------------   ------------   ------------
 Total investment income . . . . . . . . . . .         292,040      5,157,736      4,242,195      7,043,958        264,227

EXPENSES
 Paid to affiliates:
  Investment advisory fees . . . . . . . . . .         360,406        307,399        784,100        503,014         83,381
  Distribution fees  . . . . . . . . . . . . .         128,717        192,124        288,788        252,432         52,113
 Paid to others:
  Custodial fees . . . . . . . . . . . . . . .          10,220          7,347         14,472          9,513          5,238
  Directors fees and expenses  . . . . . . . .           2,263          2,903          4,810          4,224            962
  Professional fees  . . . . . . . . . . . . .           3,717          4,725          7,879          6,912          1,584
  Shareholder reporting costs. . . . . . . . .          12,015         15,533         21,246         20,525          7,825
  Registration and filing fees . . . . . . . .           1,373          3,557          3,244          1,806            952
  Other operating expenses . . . . . . . . . .           4,795          6,101         10,281          9,167          2,048
                                                   -----------   ------------   ------------   ------------    -----------
 Total expenses  . . . . . . . . . . . . . . .         523,506        539,689      1,134,820        807,593        154,103
                                                   -----------   ------------   ------------   ------------    -----------
NET INVESTMENT INCOME (LOSS) . . . . . . . . .        (231,466)     4,618,047      3,107,375      6,236,365        110,124

REALIZED GAIN (LOSS) ON INVESTMENTS
 Proceeds from securities sold . . . . . . . .       7,269,262     35,452,131     20,894,854     40,531,444      2,766,387
 Cost of securities sold . . . . . . . . . . .      (5,898,155)   (35,044,906)   (19,026,202)   (40,948,661)    (5,838,936)
                                                   -----------   ------------   ------------   ------------    -----------
 Net realized gain (loss) on investments . . .       1,371,107        407,225      1,868,652       (417,217)    (3,072,549)

UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Appreciation (depreciation), Beginning of year     15,991,441      5,640,786     22,452,548      7,687,119    (18,454,967)
 Appreciation (depreciation), End of period  .      31,248,847     12,412,920     41,359,637     17,741,769    (11,401,872)
                                                   -----------   ------------   ------------   ------------    -----------
 Net change in unrealized gain (loss)
  on investments . . . . . . . . . . . . . . .      15,257,406      6,772,134     18,907,089     10,054,650      7,053,095
                                                   -----------   ------------   ------------   ------------    -----------
NET GAIN  ON INVESTMENTS . . . . . . . . . . .      16,628,513      7,179,359     20,775,741      9,637,433      3,980,546
                                                   -----------   ------------   ------------   ------------    -----------
NET INCREASE  IN NET ASSETS
 RESULTING FROM OPERATIONS   . . . . . . . . .    $ 16,397,047   $ 11,797,406   $ 23,883,116   $ 15,873,798   $  4,090,670
                                                  ============   ============   ============   ============   ============



See Notes To Financial Statements



ADVANCE CAPITAL I, INC.
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------



                                                                   EQUITY GROWTH FUND          BOND FUND
                                                                   ------------------          ------------
                                                                   (Unaudited)                 (Unaudited)
                                                                   Six months    Year          Six months    Year
                                                                   ended         ended         ended         ended
                                                                   June 30,      Dec. 31,      June 30,      Dec. 31,
                                                                   2003          2002          2003          2002
                                                                   ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss) . . . . . . . . . . . . . . . . .   $   (231,466) $   (755,443) $  4,618,047  $  8,341,956
  Net realized gain (loss) on investments  . . . . . . . . . . .      1,371,107    (5,566,555)      407,225    (1,969,178)
  Net unrealized gain (loss) on investments  . . . . . . . . . .     15,257,406   (22,215,434)    6,772,134     3,857,968
                                                                   ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets resulting from operations    16,397,047   (28,537,432)   11,797,406    10,230,746

 Distributions to Shareholders:
  Net investment income  . . . . . . . . . . . . . . . . . . . .              0             0    (4,618,047)   (8,398,986)
                                                                   ------------  ------------  ------------  ------------
  Total distributions to shareholders  . . . . . . . . . . . . .              0             0    (4,618,047)   (8,398,986)

 Share Transactions:
  Net proceeds from sale of shares . . . . . . . . . . . . . . .      6,286,591    10,370,101    15,787,152    35,060,626
  Reinvestment of distributions  . . . . . . . . . . . . . . . .              0             0     4,465,325     8,173,995
  Cost of shares reacquired  . . . . . . . . . . . . . . . . . .     (3,109,455)   (9,682,463)   (8,111,347)  (13,275,022)
                                                                   ------------  ------------  ------------  ------------
  Net increase derived from share transactions . . . . . . . . .      3,177,136       687,638    12,141,130    29,959,599
                                                                   ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets  . . . . . . . . . . . .     19,574,183   (27,849,794)   19,320,489    31,791,359

NET ASSETS
  Beginning of year  . . . . . . . . . . . . . . . . . . . . . .     99,119,816   126,969,610   146,003,397   114,212,038
                                                                   ------------  ------------  ------------  ------------
  End of period  . . . . . . . . . . . . . . . . . . . . . . . .   $118,693,999  $ 99,119,816  $165,323,886  $146,003,397
                                                                   ============  ============  ============  ============
NUMBER OF SHARES
  Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        328,188       510,671     1,571,997     3,643,814
  Shares issued from reinvestment of distributions . . . . . . .              0             0       447,951       848,356
  Reacquired . . . . . . . . . . . . . . . . . . . . . . . . . .       (172,105)     (494,437)     (809,749)   (1,379,727)
                                                                   ------------  ------------  ------------  ------------
  Net increase in shares outstanding . . . . . . . . . . . . . .        156,083        16,234     1,210,199     3,112,443

  Outstanding:
   Beginning of year   . . . . . . . . . . . . . . . . . . . . .      5,547,488     5,531,254    14,906,342    11,793,899
                                                                   ------------  ------------  ------------  ------------
   End of period . . . . . . . . . . . . . . . . . . . . . . . .      5,703,571     5,547,488    16,116,541    14,906,342



See Notes To Financial Statements



ADVANCE CAPITAL I, INC.
STATEMENT OF CHANGES IN NET ASSETS - Continued
-------------------------------------------------------------------------------------------------------------------------


                                                                                               RETIREMENT
                                                                   BALANCED FUND               INCOME FUND
                                                                   ----------------            ---------------
                                                                   (Unaudited)                 (Unaudited)
                                                                   Six months    Year          Six months    Year
                                                                   ended         ended         ended         ended
                                                                   June 30,      Dec. 31,      June 30,      Dec. 31,
                                                                   2003          2002          2003          2002
                                                                   ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income  . . . . . . . . . . . . . . . . . . . .   $  3,107,375  $  6,282,344  $  6,236,365  $ 13,273,206
  Net realized gain (loss) on investments  . . . . . . . . . . .      1,868,652    (3,221,638)     (417,217)   (3,730,898)
  Net unrealized gain (loss) on investments  . . . . . . . . . .     18,907,089   (19,175,436)   10,054,650     7,190,893
                                                                   ------------  ------------   -----------   -----------
  Net increase (decrease) in net assets resulting from operations    23,883,116   (16,114,730)   15,873,798    16,733,201

 Distributions to Shareholders:
  Net investment income    . . . . . . . . . . . . . . . . . . .     (3,107,375)   (6,287,959)   (6,236,365)  (13,354,327)
                                                                   ------------  ------------   -----------   -----------
  Total distributions to shareholders  . . . . . . . . . . . . .     (3,107,375)   (6,287,959)   (6,236,365)  (13,354,327)

 Share Transactions:
  Net proceeds from sale of shares   . . . . . . . . . . . . . .     20,626,819    35,119,690     3,333,796     5,351,908
  Reinvestment of distributions  . . . . . . . . . . . . . . . .      3,092,806     6,248,582     6,187,206    13,283,717
  Cost of shares reacquired  . . . . . . . . . . . . . . . . . .    (12,486,318)  (28,188,239)  (11,449,499)  (22,509,495)
                                                                   ------------  ------------   -----------   -----------
  Net increase (decrease) derived from share transactions  . . .     11,233,307    13,180,033    (1,928,497)   (3,873,870)
                                                                   ------------  ------------   -----------   -----------
  Net increase (decrease) in net assets  . . . . . . . . . . . .     32,009,048    (9,222,656)    7,708,936      (494,996)

NET ASSETS
  Beginning of year  . . . . . . . . . . . . . . . . . . . . . .    223,768,523   232,991,179   199,851,031   200,346,027
                                                                   ------------  ------------  ------------  ------------
  End of period  . . . . . . . . . . . . . . . . . . . . . . . .   $255,777,571  $223,768,523  $207,559,967  $199,851,031
                                                                   ============  ============  ============  ============
NUMBER OF SHARES
  Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,266,133     2,166,038       330,517       559,617
  Shares issued from reinvestment of distributions . . . . . . .        194,075       348,747       624,858     1,390,021
  Reacquired . . . . . . . . . . . . . . . . . . . . . . . . . .       (776,947)   (1,724,779)   (1,149,085)   (2,355,344)
                                                                   ------------  ------------  ------------  ------------
  Net increase (decrease) in shares outstanding  . . . . . . . .        683,261       790,006      (193,710)     (405,706)

  Outstanding:
   Beginning of year   . . . . . . . . . . . . . . . . . . . . .     14,193,057    13,403,051    20,541,041    20,946,747
                                                                   ------------  ------------  ------------  ------------
   End of period . . . . . . . . . . . . . . . . . . . . . . . .     14,876,318    14,193,057    20,347,331    20,541,041
                                                                   ============  ============  ============  ============



See Notes To Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENT OF CHANGES IN NET ASSETS - Continued
----------------------------------------------------------------------------------------------


                                                                   CORNERSTONE
                                                                   STOCK FUND
                                                                   ---------------------------
                                                                   (Unaudited)
                                                                   Six months    Year
                                                                   ended         ended
                                                                   June 30,      Dec. 31,
                                                                   2003          2002
                                                                   ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income . . . . . . . . . . . . . . . . . . . . .  $    110,124  $    193,931
  Net realized loss on investments  . . . . . . . . . . . . . . .    (3,072,549)  (13,999,442)
  Net unrealized gain (loss) on investments . . . . . . . . . . .     7,053,095    (4,093,394)
                                                                   ------------  ------------
  Net increase (decrease) in net assets resulting from operations     4,090,670   (17,898,905)

 Distributions to Shareholders:
  Net investment income   . . . . . . . . . . . . . . . . . . . .             0      (193,931)
                                                                   ------------  ------------
  Total distributions to shareholders . . . . . . . . . . . . . .             0      (193,931)

 Share Transactions:
  Net proceeds from sale of shares  . . . . . . . . . . . . . . .     2,191,281     4,505,041
  Reinvestment of distributions . . . . . . . . . . . . . . . . .       193,259        97,699
  Cost of shares reacquired . . . . . . . . . . . . . . . . . . .    (1,945,616)   (7,972,529)
                                                                   ------------  ------------
  Net increase (decrease) derived from share transactions . . . .       438,924    (3,369,789)
                                                                   ------------  ------------
  Net decrease in net assets  . . . . . . . . . . . . . . . . . .     4,529,594   (21,462,625)

NET ASSETS
  Beginning of year . . . . . . . . . . . . . . . . . . . . . . .    40,803,193    62,265,818
                                                                   ------------  ------------
  End of period   . . . . . . . . . . . . . . . . . . . . . . . .  $ 45,332,787  $ 40,803,193
                                                                   ============  ============
NUMBER OF SHARES
  Sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       333,175       611,053
  Shares issued from reinvestment of distributions  . . . . . . .        31,272        11,230
  Reacquired  . . . . . . . . . . . . . . . . . . . . . . . . . .      (308,747)   (1,180,754)
                                                                   ------------  ------------
  Net increase (decrease) in shares outstanding . . . . . . . . .        55,700      (558,471)

  Outstanding:
   Beginning of year  . . . . . . . . . . . . . . . . . . . . . .     6,599,555     7,158,026
                                                                   ------------  ------------
   End of period  . . . . . . . . . . . . . . . . . . . . . . . .     6,655,255     6,599,555
                                                                   ============  ============



See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS

Note 1.  ORGANIZATION OF THE COMPANY

     Advance Capital I, Inc. (the COMPANY) is a Maryland Corporation organized on March 6, 1987 and commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following portfolios: Equity Growth Fund, Bond Fund, Balanced Fund, Retirement Income Fund and Cornerstone Stock Fund (individually a "Fund", collectively the "Funds").

Note 2.  ACCOUNTING POLICIES

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of significant accounting policies followed by the COMPANY.

Security Valuation

     Securities for which exchange quotations are readily available are valued at the last sale price at the close of business.
If there is no sale price, they are valued at the last bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at cost which approximates market.

Repurchase Agreements

     The Fund may engage in repurchase agreement transactions.
When a fund engages in such transactions, it is policy to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments.
In addition, the Fund monitors the market value of the underlying collateral on a daily basis. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement valued at not less than the repurchase price
(including accrued interest).If the seller defaults or if bankruptcy proceedings are initiated with respect to the seller, the realization or retention of the collateral may be subject to legal proceedings.

Expenses

     Most expenses of the COMPANY can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned between the Funds on the basis of average net assets.

Federal Income Taxes

     It is each Fund's policy to meet the requirements to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Each Fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided. All losses are available to offset future realized capital gains, if any.

Dividends

     Income dividends in the Bond, Balanced and Retirement
Income Funds are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth and Cornerstone Stock Funds, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December.

Other

     Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

Note 3.  TRANSACTIONS WITH AFFILIATES
     Advance Capital Management, Inc. (MANAGEMENT)
(a wholly owned subsidiary of Advance Capital Group, Inc.)
is the COMPANY'S investment adviser. T. Rowe Price Associates, Inc. (TRPA) serves as sub-adviser for that portion of the portfolio of assets of the Equity Growth Fund and Balanced
Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. (SERVICES)
(also a wholly owned subsidiary of Advance Capital Group, Inc.)
is the distributor of the Company's shares.  Advance Capital
Group, Inc. (GROUP) is the Company's Administrator, Transfer
Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to ..70% of the average daily net assets for the first $200 million of the Equity Growth and Balanced Funds and .55% of the average daily net assets exceeding $200 million , .50% of the average daily net assets for the first $200 million of the Retirement Income
Fund and .40% of the average daily net assets exceeding $200 million, and .40% of the average daily net assets of the Bond and Cornerstone Stock Funds. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first

$100 million of assets managed and .15% of the average daily net assets exceeding $100 million. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will reimburse SERVICES for actual expenses incurred in connection with the distribution of fund shares of the Equity Growth, Bond, Balanced, Retirement Income and Cornerstone Stock Funds, at a rate not to exceed .25% of each fund's average daily net assets.

     The COMPANY was charged investment advisory fees of $2,038,300 by MANAGEMENT for the six months ended June 30, 2003. The COMPANY was charged distribution fees of $914,174 by SERVICES for the six months ended June 30, 2003. At June 30, 2003 an employee retirement plan sponsored by SERVICES owned 96,603 shares (1.7%) of the Equity Growth Fund, 458 shares (0.0%) of the Bond Fund, 20,644 shares (0.1%) of the Balanced Fund,
8,089 shares (0.0%) of the Retirement Income Fund and 37,648 shares (0.6%) of the Cornerstone Stock Fund.

     Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Directors fees are only paid to outside directors and consist of a $5,500 annual retainer plus $500 per meeting attended.

Note 4.  INVESTMENT PORTFOLIO TRANSACTIONS

     The cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2003 were as follows:




            	Equity			            Retirement	  Cornerstone
	            Growth	Bond	      Balanced	Income	  Stock
                 -----------  ----------- ----------- -----------   -----------
Purchases	     $10,128,942  $48,001,249	$31,694,023	$39,472,687	  $3,187,142
Sales	             7,269,262	 35,452,131	 20,894,854	 40,531,444	   2,766,387




     The cost of purchases and proceeds from sales of U.S.
Government securities included above were as follows:


             	Equity	                        Retirement   Cornerstone
                  Growth      Bond       Balanced     Income       Stock
                  ------     ----------  --------     ----------   -----------
Purchases	      None       $1,997,500	None        $998,750       None
Sales	            None        1,050,000	None         528,906       None



     Gross unrealized appreciation and depreciation of investments for book and tax purposes as of June 30, 2003 were as follows:


                  Equity	                        Retirement    Cornerstone
                  Growth       Bond       Balanced    Income        Stock
                 ----------- ----------- -----------  -----------   -----------
Appreciation     $41,127,970 $13,088,014 $47,455,670  $18,751,324    $2,121,372
Depreciation       9,879,123     675,094   6,096,033    1,009,555    13,523,246



Note 5.  OTHER INCOME

     Other income relates to litigation income received from various class action settlements.

Note 6.  AUTHORIZED SHARES

     The company has one billion authorized shares of common stock, par value of $.001 per share. Each of the company's five portfolios has 200 million shares authorized.

Note 7.  RESULTS OF ANNUAL SHAREHOLDER VOTE

     An Annual Meeting of Shareholders of the COMPANY was held at the Sheraton Detroit Novi, 21111 Haggerty Road, Novi,
Michigan, on July 31, 2003 for the following purposes:

     1. To elect six Directors to hold office until the next Annual Meeting of Shareholders or until their successors have been elected and qualified.

Directors Elected at Meeting                    Votes For
----------------------------                    ----------
Joseph A. Ahern                                 33,894,302
Richard W. Holtcamp                             33,837,750
Dennis D. Johnson                               33,921,919
Janice Loichle                                  33,954,243
Thomas L. Saeli                                 33,922,043
John C. Shoemaker                               34,015,483

     2.   To ratify the selection of PricewaterhouseCoopers
LLP as independent accountants of the COMPANY for the fiscal year ending December 31, 2003.

Votes For:              33,887,479
Votes Against:             117,423
Votes to Abstain:          414,158

ADVANCE CAPITAL I, INC.                    ADVANCE CAPITAL I, INC.
                                           An investment Company
                                           with five funds

INVESTMENT ADVISER:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, MI 48076

SUN-ADVISER                                EQUITY GROWTH FUND
(Equity Growth and Balanced Funds)         BOND FUND
T. Rowe Price Associates, Inc.             BALANCED FUND
100 East Pratt Street                      RETIREMENT INCOME FUND
Baltimore, Maryland 21202                  CORNERSTONE STOCK FUND

DISTRIBUTOR:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTRATOR AND TRANSFER AGENT:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

CUSTODIAN:
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

OFFICERS:
John C. Shoemaker, President
Robert J. Cappelli, Vice President & Treasurer
Charles J. Cobb, Vice President
Kathy J. Harkleroad, Secretary

BOARD OF DIRECTORS:                         SEMI-ANNUAL REPORT
Joseph A. Ahern                             JUNE 30, 2003
Richard W. Holtcamp
Dennis D. Johnson
Janice E. Loichle
Thomas L. Saeli
John C. Shoemaker